UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05576

Name of Fund:  BlackRock Global Allocation Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Global Allocation Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 10/31/2016

Date of reporting period: 04/30/2016

Item 1 – Report to Stockholders

APRIL 30, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Global Allocation Fund, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. Investors spent most of 2015 anticipating the end of the Federal Reserve’s (the “Fed”) near-zero interest rate policy as U.S. growth outpaced other developed markets. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Global market volatility increased in the latter part of 2015 and spilled over into early 2016. Oil prices were a key factor behind the instability after collapsing in mid-2015 due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets. Signs of slowing economic growth, a depreciating yuan and declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy. Risk assets (such as equities and high yield bonds) suffered in this environment.

After a painful start to the new year, fears of a global recession began to fade as the first quarter wore on, allowing markets to calm and risk assets to rebound. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength offered some relief to U.S. exporters and emerging market economies. Oil prices found firmer footing as global supply showed signs of leveling off.

The selloff in risk assets at the turn of the year brought valuations to more reasonable levels, creating some appealing entry points for investors in 2016. Nonetheless, slow but relatively stable growth in the United States is countered by a less optimistic global economic outlook and uncertainties around the efficacy of China’s policy response, the potential consequences of negative interest rates in Europe and Japan, and a host of geopolitical risks.

For the 12 months ended April 30, 2016, higher-quality assets such as municipal bonds, U.S. Treasuries and investment grade corporate bonds generated positive returns, while riskier assets such as non-U.S. and small cap equities broadly declined.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	0.43%	1.21%
U.S. small cap equities (Russell 2000® Index)	(1.90)	(5.94)
International equities (MSCI Europe, Australasia, Far East Index)	(3.07)	(9.32)
Emerging market equities (MSCI Emerging Markets Index)	(0.13)	(17.87)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.14	0.15
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.76	3.74
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	2.82	2.72
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.52	5.16
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.38	(1.08)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of April 30, 2016

Investment Objective

BlackRock Global Allocation Fund, Inc.’s (the “Fund”) investment objective is to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Total return means the combination of capital growth and investment income.

Portfolio Management Commentary

How did the Fund perform?

•

For the 6-month period ended April 30, 2016, the Fund underperformed both its reference benchmark, which is comprised of the S&P 500® Index (36%), FTSE World (ex-U.S.) Index (24%), BofA Merrill Lynch Current 5-Year U.S. Treasury Index (24%) and Citigroup Non-U.S. Dollar World Government Bond Index (16%) (the “Reference Benchmark”), and the broad-based all-equity benchmark, the FTSE World Index. The Fund invests in both equities and bonds; therefore, the Reference Benchmark provides a truer representation of the Fund’s composition and a more comparable means for measurement. The following discussion of relative performance pertains to the Reference Benchmark. The following commentary (and referenced allocation percentages) are based on the economic exposures of the Fund, which reflect adjustments for futures, swaps, options and convertible bonds, and may vary relative to the market value.

What factors influenced performance?

•

Within equities, an overweight in Japan and an underweight in the United States detracted from performance. From a sector perspective, stock selection in industrials, consumer discretionary, and financials weighed on returns. An underweight in fixed income (relative to the Reference Benchmark) detracted from performance. Currency management, notably an overweight in the U.S. dollar, negatively impacted performance.

•

Within equities, an overweight in precious metal securities (notably gold miners) contributed to performance. Exposure to commodity-related securities (notably gold) and to cash equivalents positively impacted performance.

•

The Fund uses derivatives, which may include options, futures, swaps and forward contracts both to seek to enhance returns of the Fund and to hedge (or protect) against adverse movements in currency exchange rates, interest rates and movements in the securities markets. During the period, the Fund’s use of derivatives had a negative impact on the absolute performance of the Fund.

Describe recent portfolio activity.

•	During the 6-month period, the Fund’s overall equity allocation decreased from 58% to 57% of net assets. Within equities, the Fund decreased exposure to Asia, notably Japan, and Europe, and increased exposure to the United States. On a sector basis, the Fund reduced exposures to healthcare, financials, industrials, materials, and consumer discretionary, and increased exposures to consumer staples and information technology (“IT”).

•	The Fund’s allocation to fixed income increased from 22% to 35% of net assets. Within fixed income, the Fund increased exposure to government bonds, notably in the United States, Australia and Canada.

•	The Fund’s exposure to commodity-related securities increased from 2% to 4% of net assets.

•

Reflecting the changes in the Fund’s overall allocations to the equity, fixed income and commodity-related asset classes during the period, the Fund’s exposure to cash and cash equivalent holdings decreased from 18% to 4% of net assets. During the 6-month period, cash helped mitigate portfolio volatility and served as a source of funds for new investments. In addition, the Fund’s cash position helped keep overall portfolio duration (sensitivity to interest rate movements) relatively low.

Describe portfolio positioning at period end.

•

Relative to its Reference Benchmark, the Fund ended the period underweight in equities and fixed income and overweight in commodity-related securities and cash and cash equivalents. Within the equity segment, the Fund was overweight in Japan and underweight in the United States. Within Europe, the Fund was overweight in France and Italy, and underweight in Sweden and Germany. From a sector perspective, the Fund was overweight in health care, telecommunication services, and IT, and underweight in financials, consumer discretionary, consumer staples, utilities, materials, and industrials. Within fixed income, the Fund was underweight in U.S. Treasuries, European sovereign debt and Japanese government bonds, and overweight in government bonds in Australia, Mexico, Poland, and Hungary. In addition, the Fund was overweight in corporate and convertible debt.

•

With respect to currency exposure, the Fund was overweight in the U.S. dollar, Mexican peso, and Singapore dollar, and was underweight in the Japanese yen, euro, British pound sterling, and Swiss franc.

4	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]

The Fund invests in a portfolio of U.S. and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time with respect to types of securities and markets in response to changing market and economic trends.

[3]	This unmanaged capitalization-weighted index is comprised of 2,531 equities from 35 countries in 4 regions, including the United States.

[4]

The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% S&P 500® Index; 24% FTSE World (ex-U.S.) Index; 24% BofA Merrill Lynch Current 5-Year U.S. Treasury Index; and 16% Citigroup Non-U.S. Dollar World Government Bond Index.

Descriptions of these indexes can be found in the footnotes below.

Performance Summary for the Period Ended April 30, 2016

		Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(0.74)%	(4.58)%	N/A	3.12%	N/A	5.21%	N/A
Investor A	(0.90)	(4.87)	(9.87)%	2.84	1.73%	4.93	4.36%
Investor B	(1.25)	(5.61)	(9.51)	2.02	1.70	4.25	4.25
Investor C	(1.27)	(5.56)	(6.42)	2.07	2.07	4.13	4.13
Class R	(1.05)[6]	(5.14)	N/A	2.49	N/A	4.58	N/A
FTSE World Index	(0.45)	(4.21)	N/A	5.66	N/A	4.65	N/A
Reference Benchmark	1.95	0.24	N/A	5.00	N/A	5.26	N/A
U.S. Stocks: S&P 500® Index[7]	0.43	1.21	N/A	11.02	N/A	6.91	N/A
Non-U.S. Stocks: FTSE World (ex-U.S.) Index[8]	(1.20)	(9.34)	N/A	0.79	N/A	2.39	N/A
U.S. Bonds: BofA Merrill Lynch Current 5-Year U.S. Treasury Index[9]	1.93	2.67	N/A	2.88	N/A	4.82	N/A
Non-U.S. Bonds: Citigroup Non-U.S. Dollar World Government Bond Index[10]	9.52	7.78	N/A	(0.17)	N/A	3.84	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 7 for a detailed description of share classes, including any related sales charges and fees.

[6]

Performance results do not reflect adjustments related to valuation for financial reporting purposes in accordance with U.S. generally accepted accounting principles and therefore differ from the return reported in the Financial Highlights on page 40.

[7]	This unmanaged index covers 500 leading companies and captures approximately 80% coverage of available market capitalization.

[8]	This unmanaged capitalization-weighted index is comprised of 1,888 equities from 34 countries, excluding the United States.

[9]	This unmanaged index is designed to track the total return of the current coupon five-year U.S. Treasury bond.

[10]	This unmanaged market capitalization-weighted index tracks 22 government bond indexes, excluding the United States.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016	5

Portfolio Information

Overall Asset Exposure

	Percent of Fund’s Net Assets[1]		Reference Benchmark[2] Percentages
	4/30/2016	10/31/2015
US Equities	29%	27%	35%
European Equities	13%	14%	13%
Asia Pacific Equities	13%	15%	9%
Other Equities	2%	2%	3%
Total Equities	57%	58%	60%

US Dollar Denominated Fixed Income Securities	26%	17%	24%
U.S. Issuers	21%	12%	—
Non-U.S. Issuers	5%	5%	—
Non-U.S. Dollar Denominated Fixed Income Securities	9%	5%	16%
Total Fixed Income Securities	35%	22%	40%

Commodity-Related	4%	2%	—

Cash & Short-Term Securities	4%	18%	—

[1]	Exposure based on market value and adjusted for the economic value of futures, swaps, options and convertible bonds.

[2]

The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% of the S&P 500 Index®; 24% FTSE World (ex U.S.) Index; 24% BofA Merrill Lynch Current 5-Year U.S. Treasury Index; and 16% Citigroup Non-U.S. Dollar World Government Bond Index. Descriptions of these indexes are found on page 5 of this report to shareholders in the “Performance Summary” section.

As of April 30, 2016

Geographic Allocation	Percent of Total Investments[3]

United States	59%
Japan	9
United Kingdom	5
France	4
Canada	2
Germany	2
Australia	2
Netherlands	2
Mexico	2
Italy	2
Switzerland	2
Other[4]	9

[3]	Excludes short-term securities, options purchased, options written and investments sold short.

[4]	Includes holdings within countries and geographic regions that are 1% or less of long-term investments. Please refer to the Consolidated Schedule of Investments for such countries.

Ten Largest Holdings (Equity Investments)	Percent of Total Investments[3]

Apple, Inc.	1%
Alphabet, Inc.	1
Marathon Petroleum Corp.	1
General Electric Co.	1
SABMiller PLC.	1
Nestle SA, Registered Shares	1
JPMorgan Chase & Co.	1
Pfizer, Inc.	1
Wells Fargo & Co.	1
Anadarko Petroleum Corp.	1

6	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor B Shares are subject to a maximum CDSC of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. These shares are only available through exchanges and distribution reinvestment by current holders and for purchase by certain employer-sponsored retirement plans.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

•

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at NAV on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor waived a portion of its expenses. Without such waiver, the Fund’s performance would have been lower. The Manager is under no obligation to waive or to continue waiving the fees and such voluntary waiver may be reduced or discontinued at any time. See Note 6 of the Notes to Financial Statements for additional information on waivers.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016	7

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on November 1, 2015 and held through April 30, 2016) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual				Hypothetical[3]
			Expenses Paid During the Period			Including Dividend Expense and Stock Loan Fees		Excluding Dividend Expense and Stock Loan Fees
	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Including Dividend Expense and Stock Loan Fees[1]	Excluding Dividend Expense and Stock Loan Fees[2]	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period[1]	Ending Account Value April 30, 2016	Expenses Paid During the Period[2]
Institutional	$1,000.00	$992.60	$3.91	$3.91	$1,000.00	$1,020.93	$3.97	$1,020.93	$3.97
Investor A	$1,000.00	$991.00	$5.30	$5.30	$1,000.00	$1,019.54	$5.37	$1,019.54	$5.37
Investor B	$1,000.00	$987.50	$9.29	$9.24	$1,000.00	$1,015.51	$9.42	$1,015.56	$9.37
Investor C	$1,000.00	$987.30	$8.94	$8.94	$1,000.00	$1,015.86	$9.07	$1,015.86	$9.07
Class R	$1,000.00	$989.50	$6.93	$6.88	$1,000.00	$1,017.90	$7.02	$1,017.95	$6.97

[1]

For each class of the Funds, expenses are equal to the annualized net expense ratio for the class (0.79% for Institutional, 1.07% for Investor A, 1.88% for Investor B, 1.81% for Investor C and 1.40% for Class R), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

[2]

For each class of the Funds, expenses are equal to the annualized net expense ratio for the class (0.79% for Institutional, 1.07% for Investor A, 1.87% for Investor B, 1.81% for Investor C and 1.39% for Class R), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

[3]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s successful use of a derivative financial instrument depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

8	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

Consolidated Schedule of Investments April 30, 2016 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.3%
Commonwealth Bank of Australia	682,075	$38,078,209
CSL Ltd.	142,869	11,384,981
Healthscope Ltd.	22,998,205	47,364,673
Westpac Banking Corp.	2,588,784	60,767,919

		157,595,782
Belgium — 0.2%
Anheuser-Busch InBev SA	565,654	70,171,570
Umicore SA	494,975	24,708,931

		94,880,501
Brazil — 0.0%
SLC Agricola SA	1,744,971	7,874,377
Canada — 1.2%
Athabasca Oil Corp. (a)(b)	6,928,919	7,399,977
Brookfield Asset Management, Inc., Class A	2,021,535	68,364,360
Cameco Corp.	3,687,373	46,129,036
Canadian National Railway Co.	441,976	27,208,043
Cenovus Energy, Inc.	3,945,651	62,548,018
Eldorado Gold Corp.	5,603,633	23,625,742
Encana Corp.	23,698,991	181,534,271
Goldcorp, Inc.	2,908,753	58,611,373
Platinum Group Metals Ltd. (a)(c)	6,099,951	20,225,030
Toronto-Dominion Bank	1,610,003	71,665,472

		567,311,322
China — 0.3%
Alibaba Group Holding Ltd. — ADR (a)(b)	1,371,476	105,521,364
Dongfeng Motor Group Co. Ltd., Class H	6,938,700	7,582,531
Haitian International Holdings Ltd.	13,062,600	22,286,913
Zhongsheng Group Holdings Ltd.	19,035,171	9,749,279

		145,140,087
Cyprus — 0.0%
Ocean Rig UDW, Inc.	1,295,615	2,720,792
Denmark — 0.0%
Novo Nordisk A/S, Class B	370,708	20,698,241
Egypt — 0.0%
Integrated Diagnostics Holdings PLC (a)(d)	1,648,003	7,663,214
France — 2.6%
Accor SA	975,139	43,182,325
Aeroports de Paris	131,620	16,566,924
Airbus Group SE	1,761,103	110,099,882

Common Stocks	Shares	Value
France (continued)
Arkema SA	116,577	$9,304,765
AXA SA	3,521,395	88,913,817
BNP Paribas SA	895,653	47,432,831
Cie Generale des Etablissements Michelin	55,095	5,754,675
Compagnie de Saint-Gobain	950,913	43,573,241
Danone SA	1,002,581	70,244,229
Dassault Aviation SA	45,642	53,282,200
Engie SA	1,826,294	30,121,873
Legrand SA	742,674	42,330,705
Orange SA	1,289,226	21,419,099
Publicis Groupe SA	1,153,142	85,336,200
Renault SA	303,147	29,249,977
Safran SA	2,042,046	140,777,918
Sanofi	1,570,225	129,428,267
Sodexo SA	355,657	35,929,750
TOTAL SA	1,131,612	57,192,572
TOTAL SA — ADR (b)	141,447	7,178,435
UbiSoft Entertainment SA (a)	775,521	22,509,545
Unibail-Rodamco SE	225,471	60,436,424
Veolia Environnement SA	614,304	15,090,720
Vinci SA	553,158	41,314,429
Worldline SA (a)(d)	195,390	5,478,769

		1,212,149,572
Germany — 1.0%
adidas AG	171,195	22,087,131
Allianz SE, Registered Shares	291,994	49,676,314
BASF SE	591,763	48,957,026
Bayer AG, Registered Shares	411,846	47,595,753
Bayerische Motoren Werke AG	333,603	30,862,799
Beiersdorf AG	263,070	23,622,457
Deutsche Post AG, Registered Shares	759,189	22,299,865
Deutsche Telekom AG, Registered Shares	3,465,231	60,826,683
E.ON SE	956,677	9,915,164
Evonik Industries AG	839,032	26,621,017
HUGO BOSS AG	375,097	23,937,214
RWE AG (a)	344,486	5,161,293
Siemens AG, Registered Shares	384,396	40,226,361
Volkswagen AG	23,192	3,703,681
Vonovia SE	2,150,264	72,481,401

		487,974,159
Hong Kong — 0.6%
AIA Group Ltd.	9,046,400	54,139,091
Beijing Enterprises Holdings Ltd.	9,072,232	47,315,040

Portfolio Abbreviations

ADR	American Depositary Receipts	EURIBOR	Euro Interbank Offered Rate	MXN	Mexican Peso
AED	United Arab Emirates Dirham	FTSE	Financial Times Stock Exchange	NOK	Norwegian Krone
AUD	Australian Dollar	GBP	British Pound	OTC	Over-the-Counter
BRL	Brazilian Real	GDR	Global Depositary Receipt	PLN	Polish Zloty
CAD	Canadian Dollar	HKD	Hong Kong Dollar	SEK	Swedish Krona
CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar
CLP	Chilean Peso	ISDA	International Swaps and Derivatives Association, Inc.	S&P	Standard and Poor’s
CME	Chicago Mercantile Exchange	JPY	Japanese Yen	SPDR	Standard & Poor’s Depository Receipts
CVA	Certificaten Van Aandelen (Dutch Certificate)	JSC	Joint Stock Company	TWD	Taiwan Dollar
DKK	Danish Krone	KRW	South Korean Won	USD	U.S. Dollar
ETF	Exchange-Traded Fund	LIBOR	London Interbank Offered Rate
EUR	Euro	MSCI	Morgan Stanley Capital International

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016	9

Consolidated Schedule of Investments (continued)

Common Stocks	Shares	Value
Hong Kong (continued)
Brilliance China Automotive Holdings Ltd.	14,902,000	$14,698,514
Chaoda Modern Agriculture Holdings Ltd. (a)(b)	116,959,394	2,508,349
Haier Electronics Group Co. Ltd.	12,806,000	21,508,044
Sino Biopharmaceutical Ltd.	22,780,229	16,142,169
Sun Hung Kai Properties Ltd.	6,960,166	87,719,810
Techtronic Industries Co. Ltd.	1,480,500	5,549,906
Wharf Holdings Ltd.	6,503,000	35,148,960

		284,729,883
India — 0.3%
Coal India Ltd.	9,331,670	40,484,869
Maruti Suzuki India Ltd.	241,010	13,756,477
Reliance Industries Ltd.	4,946,609	73,128,018

		127,369,364
Indonesia — 0.1%
Siloam International Hospitals Tbk PT	37,642,084	24,118,563
Ireland — 0.4%
CRH PLC	1,126,023	32,790,813
Medtronic PLC	318,373	25,199,223
Shire PLC	1,004,472	62,681,090
XL Group PLC	1,701,550	55,691,732

		176,362,858
Israel — 0.3%
Check Point Software Technologies Ltd. (a)(b)	60,783	5,037,087
Teva Pharmaceutical Industries Ltd. Euro	2,059,395	112,134,058

		117,171,145
Italy — 0.7%
Ei Towers SpA (c)	1,439,596	84,510,333
Enel SpA	8,505,864	38,657,676
Intesa Sanpaolo SpA	25,730,635	71,526,017
Prysmian SpA	1,307,046	30,923,200
RAI Way SpA (d)	7,166,193	36,104,870
Recordati SpA	338,194	8,605,665
Snam SpA	1,667,138	10,195,211
Telecom Italia SpA (a)	69,508,082	67,872,741
Telecom Italia SpA, Non-Convertible Savings Shares	4,852,222	3,816,604

		352,212,317
Japan — 7.3%
Aisin Seiki Co. Ltd.	1,175,990	45,698,732
Ajinomoto Co., Inc.	1,505,000	34,690,633
Alpine Electronics, Inc.	241,900	2,977,375
Asahi Group Holdings Ltd.	1,243,000	39,449,122
Asahi Kasei Corp.	6,505,900	44,514,192
ASKUL Corp.	8,900	349,939
Astellas Pharma, Inc.	2,639,350	35,585,251
Autobacs Seven Co. Ltd.	114,000	1,966,876
Bandai Namco Holdings, Inc.	346,700	7,380,998
Benesse Holdings, Inc.	52,500	1,489,505
Bridgestone Corp.	2,062,500	75,915,278
Canon Marketing Japan, Inc.	171,300	3,070,085
Chiba Bank Ltd.	1,164,000	5,878,224
Chiyoda Corp.	305,000	2,313,016
Chubu Electric Power Co., Inc.	2,129,500	28,050,091
COMSYS Holdings Corp.	105,800	1,590,764

Common Stocks	Shares	Value
Japan (continued)
Concordia Financial Group Ltd. (a)	1,369,000	$6,592,816
Daikin Industries Ltd.	635,500	50,445,328
Daikyo, Inc.	2,314,000	3,705,597
Daiwa Securities Group, Inc.	3,842,000	22,375,127
DeNA Co. Ltd.	483,400	8,135,381
Denso Corp.	1,895,480	72,049,415
East Japan Railway Co.	1,509,473	132,797,463
Eisai Co. Ltd.	301,100	18,637,988
Electric Power Development Co. Ltd.	463,900	13,981,044
Exedy Corp.	115,100	2,686,484
FamilyMart Co. Ltd.	663,800	35,031,778
FANUC Corp.	125,580	18,550,919
Fuji Heavy Industries Ltd.	4,187,090	137,483,021
Fukuoka Financial Group, Inc.	2,962,000	10,125,571
Futaba Industrial Co. Ltd.	1,623,250	7,513,413
GS Yuasa Corp.	5,167,000	21,180,466
GungHo Online Entertainment, Inc. (b)	987,700	2,585,206
Hitachi Chemical Co. Ltd.	1,967,600	33,043,336
Hitachi Kokusai Electric, Inc.	189,000	1,981,106
Honda Motor Co. Ltd.	1,975,081	53,299,079
Hoya Corp.	995,717	38,130,241
Inpex Corp.	7,712,800	61,315,532
Isuzu Motors Ltd.	3,055,900	32,698,972
Japan Airlines Co. Ltd.	3,399,600	122,366,202
Japan Post Bank Co. Ltd. (b)	2,891,000	35,296,394
Japan Tobacco, Inc.	714,100	29,176,639
JGC Corp.	1,118,630	19,078,174
JSR Corp.	2,018,300	27,667,199
Kamigumi Co. Ltd.	475,000	4,258,769
Kansai Electric Power Co., Inc. (a)	504,200	4,440,553
KDDI Corp.	2,100,500	60,506,443
Keyence Corp.	30,300	18,161,605
Kinden Corp.	382,000	4,486,663
Koito Manufacturing Co. Ltd.	641,300	27,783,859
Komatsu Ltd.	2,196,300	37,721,262
Kubota Corp.	2,646,510	38,551,325
Kuraray Co. Ltd.	1,468,420	18,616,683
Kyocera Corp.	930,300	46,161,627
Kyushu Electric Power Co. Inc.	2,015,200	20,225,977
Mabuchi Motor Co. Ltd.	181,300	9,024,510
Maeda Road Construction Co. Ltd.	182,000	3,315,732
Medipal Holdings Corp.	80,800	1,278,354
Mitsubishi Corp.	1,896,630	31,879,699
Mitsubishi Electric Corp.	7,845,000	83,372,019
Mitsubishi Estate Co. Ltd.	5,229,000	99,364,622
Mitsubishi UFJ Financial Group, Inc.	11,765,500	54,295,572
Mitsui & Co. Ltd.	3,483,934	42,557,090
MS&AD Insurance Group Holdings, Inc.	1,050,162	27,736,328
Murata Manufacturing Co. Ltd.	205,540	26,804,728
Nabtesco Corp.	541,600	12,218,063
NEC Corp.	12,833,000	31,232,614
Nexon Co. Ltd.	518,900	7,791,480
Nikon Corp. (b)	2,439,200	35,557,194
Nintendo Co. Ltd.	423,700	57,369,383
Nippo Corp.	76,000	1,260,125
Nippon Express Co. Ltd.	2,010,000	9,172,473
Nippon Steel & Sumitomo Metal Corp.	760,200	15,818,057
Nippon Telegraph & Telephone Corp.	1,140,600	51,042,202
Nitto Denko Corp.	1,182,000	63,674,871

See Notes to Consolidated Financial Statements.

10	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

Consolidated Schedule of Investments (continued)

Common Stocks	Shares	Value
Japan (continued)
Nomura Holdings, Inc.	6,039,100	$25,658,694
NS Solutions Corp.	39,800	691,914
Okumura Corp.	5,009,620	26,240,472
Omron Corp.	565,400	17,944,023
Otsuka Holdings Co. Ltd.	1,069,100	41,678,333
Rinnai Corp.	420,075	37,072,893
Rohm Co. Ltd.	1,301,400	56,319,001
Sanrio Co. Ltd. (b)	1,194,000	23,474,808
Sawai Pharmaceutical Co. Ltd.	126,500	8,149,115
SCSK Corp.	43,500	1,577,783
Secom Co. Ltd.	100,300	7,707,559
Sega Sammy Holdings, Inc.	2,406,800	26,206,099
Seino Holdings Co Ltd.	533,100	5,418,113
Seven & i Holdings Co. Ltd.	1,059,200	43,217,920
Shimamura Co. Ltd.	48,900	6,601,178
Shin-Etsu Chemical Co. Ltd.	2,116,540	118,544,815
Ship Healthcare Holdings, Inc.	475,900	11,744,450
Shizuoka Bank Ltd.	785,000	5,818,186
SHO-BOND Holdings Co. Ltd. (b)	16,800	726,922
SMC Corp.	69,200	16,875,083
Sohgo Security Services Co. Ltd.	172,900	9,601,119
Sompo Japan Nipponkoa Holdings, Inc.	940,800	24,701,656
Sony Financial Holdings, Inc.	2,504,400	30,961,713
Stanley Electric Co. Ltd.	192,100	3,905,823
Sumco Corp.	3,286,300	20,810,966
Sumitomo Corp.	2,553,400	26,995,205
Sumitomo Electric Industries Ltd.	2,304,300	27,719,887
Sumitomo Mitsui Financial Group, Inc.	1,170,400	35,219,314
Suntory Beverage & Food Ltd.	477,700	20,866,939
Suzuki Motor Corp.	2,505,908	68,670,747
Toda Corp.	5,260,900	24,523,228
Tokio Marine Holdings, Inc.	993,821	32,520,278
Tokyo Gas Co. Ltd.	19,629,285	86,637,214
Toyota Industries Corp.	2,644,180	114,725,511
Toyota Motor Corp.	832,800	42,214,386
Toyota Tsusho Corp.	672,400	15,219,344
Trend Micro, Inc.	342,600	12,992,778
TV Asahi Holdings Corp.	169,300	2,811,541
Ube Industries Ltd.	15,268,500	28,999,281
Yahoo! Japan Corp.	4,669,800	20,890,004
Yamada Denki Co. Ltd.	6,088,200	30,649,598
Yamaha Corp.	475,100	13,635,427
Yamato Kogyo Co. Ltd.	22,700	532,871

		3,472,002,045
Kazakhstan — 0.0%
KazMunaiGas Exploration Production JSC — GDR	1,815,620	12,200,966
Luxembourg — 0.0%
RTL Group SA	50,089	4,193,802
Malaysia — 0.0%
Axiata Group Bhd	12,633,353	18,247,755
Mexico — 0.3%
America Movil SAB de CV, Series L	22,920,805	16,200,096
America Movil SAB de CV, Series L — ADR	1,514,036	21,438,750
Fibra Uno Administracion SA de CV	26,767,698	63,727,243
Telesites SAB de CV (a)	36,906,597	22,652,810

		124,018,899

Common Stocks	Shares	Value
Netherlands — 1.3%
Akzo Nobel NV	1,722,371	$122,368,612
CNH Industrial NV, Special Voting Shares	759,054	5,875,078
Constellium NV, Class A (a)	2,806,277	16,360,595
ING Groep NV CVA	3,040,171	37,252,483
Koninklijke KPN NV	19,677,640	77,326,291
Koninklijke Philips NV	2,907,721	79,900,019
Randstad Holding NV	734,084	39,446,999
SBM Offshore NV	10,500,542	140,648,640
Unilever NV CVA	2,372,650	104,230,179

		623,408,896
Norway — 0.1%
Statoil ASA	1,467,700	25,833,418
Peru — 0.0%
Southern Copper Corp. (b)	341,304	10,126,490
Portugal — 0.1%
NOS SGPS SA	4,588,429	32,898,620
Singapore — 0.6%
CapitaLand Ltd.	39,135,800	90,146,406
Global Logistic Properties Ltd.	79,507,200	112,745,034
Keppel Corp. Ltd.	10,782,400	43,088,935
Singapore Telecommunications Ltd.	20,731,310	59,299,609

		305,279,984
South Korea — 0.5%
Hyundai Motor Co.	516,847	64,849,604
Hyundai Wia Corp.	129,439	10,929,561
Samsung Electronics Co. Ltd.	90,094	98,187,202
Samsung SDI Co. Ltd.	47,765	4,756,884
SK Hynix, Inc.	1,310,610	32,146,388

		210,869,639
Spain — 0.3%
Cellnex Telecom SAU (d)	5,083,072	84,005,191
Gas Natural SDG SA	913,069	19,040,231
Iberdrola SA	4,116,035	29,300,981

		132,346,403
Sweden — 0.1%
Svenska Handelsbanken AB, A Shares	2,762,491	36,852,033
Switzerland — 1.3%
Cie Financiere Richemont SA, Registered Shares	213,501	14,236,292
Glencore PLC	11,061,032	26,434,963
Nestle SA, Registered Shares	3,631,429	271,048,588
Novartis AG, Registered Shares	1,152,965	87,743,182
Roche Holding AG	308,738	78,113,547
Syngenta AG, Registered Shares	105,380	42,274,759
UBS Group AG, Registered Shares	4,837,114	83,853,542
Zurich Insurance Group AG	80,865	18,144,830

		621,849,703
Taiwan — 0.2%
Cheng Shin Rubber Industry Co. Ltd.	8,308,672	17,240,156
Eclat Textile Co. Ltd.	286,000	3,255,279
Taiwan Semiconductor Manufacturing Co. Ltd.	11,498,000	52,826,043
Yulon Motor Co. Ltd.	10,551,000	9,250,990

		82,572,468

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016	11

Consolidated Schedule of Investments (continued)

Common Stocks	Shares	Value
United Arab Emirates — 0.2%
Mediclinic International PLC	2,195,516	$29,048,768
NMC Health PLC	3,721,605	56,934,044

		85,982,812
United Kingdom — 3.2%
Aggreko PLC	2,568,751	40,887,911
ARM Holdings PLC	1,597,561	21,927,904
AstraZeneca PLC	2,144,420	123,030,949
Aviva PLC	1,504,966	9,534,700
Berkeley Group Holdings PLC	482,116	21,126,566
BT Group PLC	6,981,910	45,257,221
Burberry Group PLC	395,740	6,890,453
Coats Group PLC (a)	9,662,955	4,174,837
Delphi Automotive PLC	1,063,382	78,296,817
Delta Topco Ltd., (Acquired 5/02/12, cost $48,436,537) (a)(e)	78,481,957	31,392,783
Diageo PLC — ADR	517,204	56,028,709
GlaxoSmithKline PLC	4,373,236	93,466,846
HSBC Holdings PLC	29,675,859	196,658,198
Legal & General Group PLC	4,527,028	14,793,851
Liberty Global PLC, Class A (a)	894,994	33,768,124
Lloyds Banking Group PLC	26,904,678	26,407,226
National Grid PLC	3,188,147	45,490,424
Pearson PLC	3,327,132	39,205,206
Prudential PLC	2,049,021	40,446,710
Rio Tinto PLC	1,441,267	48,349,193
SABMiller PLC	4,596,156	281,496,288
Smiths Group PLC	2,522,708	40,939,448
Spire Healthcare Group PLC (d)	14,082,788	67,530,618
Vodafone Group PLC	24,572,676	79,169,176
Vodafone Group PLC, SP — ADR	2,685,008	87,907,162

		1,534,177,320
United States — 28.4%
3M Co.	61,625	10,314,792
AbbVie, Inc.	858,295	52,355,995
Accenture PLC, Class A	123,452	13,940,200
Activision Blizzard, Inc.	1,423,072	49,053,292
Adobe Systems, Inc. (a)	323,261	30,457,651
Aetna, Inc.	1,285,302	144,300,856
Agilent Technologies, Inc.	989,030	40,471,108
Air Products & Chemicals, Inc.	197,331	28,788,620
Alexion Pharmaceuticals, Inc. (a)	372,064	51,821,074
Alliance Data Systems Corp. (a)	25,858	5,257,190
Allstate Corp.	1,541,631	100,283,097
Alphabet, Inc., Class A (a)	79,090	55,986,229
Alphabet, Inc., Class C (a)	628,408	435,493,028
Altria Group, Inc.	1,926,292	120,797,771
Amazon.com, Inc. (a)	2,953	1,947,769
Amdocs Ltd.	188,833	10,676,618
American Electric Power Co., Inc.	458,361	29,105,923
American International Group, Inc.	1,466,156	81,840,828
American Water Works Co., Inc.	930,110	67,674,804
Ameriprise Financial, Inc.	39,645	3,801,955
AmerisourceBergen Corp.	42,319	3,601,347
Amgen, Inc.	1,010,862	160,019,455
Anacor Pharmaceuticals, Inc. (a)(b)	205,057	12,865,276
Anadarko Petroleum Corp.	4,596,148	242,492,768
Anthem, Inc.	643,941	90,647,575
Apple, Inc.	6,091,483	571,015,616

Common Stocks	Shares	Value
United States (continued)
Archer-Daniels-Midland Co.	71,107	$2,840,014
AT&T, Inc.	1,803,674	70,018,625
Axalta Coating Systems Ltd. (a)	3,297,599	93,882,644
Axis Capital Holdings Ltd.	191,659	10,209,675
Bank of America Corp.	14,436,964	210,202,196
Baxter International, Inc.	1,911,727	84,536,568
Bed Bath & Beyond, Inc. (a)	576,772	27,235,174
Berkshire Hathaway, Inc., Class A (a)	586	128,334,000
Berkshire Hathaway, Inc., Class B (a)	1,118,682	162,745,857
Biogen, Inc. (a)	194,562	53,502,604
Boeing Co.	52,126	7,026,585
Bristol-Myers Squibb Co.	1,162,804	83,931,193
Bunge Ltd.	90,784	5,674,000
Calpine Corp. (a)	1,603,437	25,302,236
Capital One Financial Corp.	136,527	9,883,190
Cardinal Health, Inc.	142,649	11,192,241
Catalent, Inc. (a)	1,761,993	52,031,653
Caterpillar, Inc. (b)	308,002	23,937,915
Celgene Corp. (a)	408,798	42,273,801
Charles Schwab Corp.	1,651,624	46,922,638
Chevron Corp.	37,879	3,870,476
Chipotle Mexican Grill, Inc. (a)	72,047	30,329,626
Chubb Ltd.	889,359	104,819,852
Cintas Corp.	130,137	11,683,700
Cisco Systems, Inc.	3,870,283	106,394,080
Citigroup, Inc.	3,379,722	156,413,534
Citizens Financial Group, Inc.	95,639	2,185,351
CME Group, Inc.	450,957	41,447,458
Coca-Cola Co.	1,372,826	61,502,605
Coca-Cola Enterprises, Inc.	94,320	4,949,914
Colfax Corp. (a)(b)	754,699	24,474,889
Colgate-Palmolive Co.	624,104	44,261,456
Comcast Corp., Class A	3,204,340	194,695,698
Computer Sciences Corp.	191,023	6,328,592
CONSOL Energy, Inc.	3,733,075	56,182,779
Constellation Brands, Inc., Class A	116,219	18,137,137
CSX Corp.	1,256,834	34,273,863
CVS Health Corp.	1,135,026	114,070,113
DaVita HealthCare Partners, Inc. (a)	536,428	39,642,029
Delta Air Lines, Inc.	787,308	32,807,124
Discover Financial Services	866,367	48,750,471
DISH Network Corp., Class A (a)	881,948	43,471,217
Dominion Resources, Inc.	502,801	35,935,187
Dover Corp.	43,435	2,853,679
Dow Chemical Co.	827,106	43,514,047
Dr. Pepper Snapple Group, Inc.	63,650	5,786,421
DTE Energy Co.	201,999	18,010,231
E.I. du Pont de Nemours & Co.	655,368	43,195,305
Eaton Corp. PLC	1,156,674	73,182,764
eBay, Inc. (a)	1,138,220	27,806,715
Edgewell Personal Care Co.	1,459,711	119,798,482
Edison International	142,887	10,103,540
Electronic Arts, Inc. (a)	99,264	6,139,478
Eli Lilly & Co.	1,290,662	97,483,701
Envision Healthcare Holdings, Inc. (a)	2,385,173	53,976,465
EQT Corp.	1,229,698	86,201,830
Equity Residential	367,437	25,011,437
Exelon Corp.	144,245	5,061,557
Expedia, Inc.	207,534	24,026,211

See Notes to Consolidated Financial Statements.

12	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

Consolidated Schedule of Investments (continued)

Common Stocks	Shares	Value
United States (continued)
Exxon Mobil Corp.	832,673	$73,608,293
Facebook, Inc., Class A (a)	1,886,041	221,760,701
FedEx Corp.	648,332	107,046,097
Fifth Third Bancorp	271,226	4,966,148
Fitbit, Inc., Series A (a)(b)	2,206,388	40,266,581
Ford Motor Co.	5,751,709	77,993,174
Fortune Brands Home & Security, Inc.	153,169	8,487,094
General Dynamics Corp.	90,078	12,657,761
General Electric Co.	9,439,577	290,266,993
General Growth Properties, Inc.	487,895	13,675,697
Gilead Sciences, Inc.	341,011	30,080,580
Global Payments, Inc.	91,839	6,628,939
GoDaddy, Inc., Class A (a)	559,775	17,000,367
Goldman Sachs Group, Inc.	519,497	85,254,653
Goodyear Tire & Rubber Co.	195,871	5,674,383
Hain Celestial Group, Inc. (a)	328,234	13,739,875
Hartford Financial Services Group, Inc.	410,254	18,207,073
HCA Holdings, Inc. (a)	75,165	6,059,802
HD Supply Holdings, Inc. (a)	277,611	9,516,505
Helmerich & Payne, Inc.	117,423	7,764,009
Hershey Co.	156,155	14,539,592
Hexcel Corp.	112,906	5,111,255
Home Depot, Inc.	93,579	12,529,292
HP, Inc.	3,425,165	42,026,775
HTG Molecular Diagnostics, Inc. (a)	329,002	954,106
Ingersoll-Rand PLC	1,178,456	77,236,006
Intel Corp.	2,078,216	62,928,380
International Business Machines Corp.	399,223	58,262,605
International Paper Co.	195,201	8,446,347
Intuit, Inc.	251,664	25,390,381
Invitae Corp. (a)(c)	1,972,699	18,819,548
Johnson & Johnson	2,000,100	224,171,208
JPMorgan Chase & Co.	4,220,641	266,744,511
Kansas City Southern	576,069	54,582,538
Kimberly-Clark Corp.	89,669	11,225,662
KLA-Tencor Corp.	106,686	7,461,619
Kraft Heinz Co.	351,308	27,426,616
Kroger Co.	1,094,956	38,750,493
Las Vegas Sands Corp.	466,533	21,063,965
Lear Corp.	127,265	14,652,019
Liberty Broadband Corp., Class A (a)	354,514	20,320,742
Liberty Broadband Corp., Class C (a)	552,463	31,628,507
Liberty Media Group, Class A (a)	322,680	5,905,044
Liberty Media Group, Class C (a)	599,210	10,785,780
Liberty SiriusXM Group, Class A (a)	1,254,891	41,122,778
Liberty SiriusXM Group, Class C (a)	2,353,016	75,343,572
Lincoln National Corp.	129,921	5,645,067
Lookout, Inc., (Acquired 3/04/15, cost $2,096,082) (a)(e)	183,495	1,585,360
Lowe’s Cos., Inc.	124,263	9,446,473
LyondellBasell Industries NV, Class A	45,034	3,722,961
Marathon Oil Corp.	9,693,184	136,576,963
Marathon Petroleum Corp.	8,313,808	324,903,617
Marsh & McLennan Cos., Inc.	1,012,912	63,965,393
Masco Corp.	489,137	15,021,397
Mastercard, Inc., Class A	997,111	96,709,796
McDonald’s Corp.	83,108	10,512,331
McKesson Corp.	1,024,741	171,972,035
Merck & Co., Inc.	1,495,958	82,038,337
MetLife, Inc.	490,888	22,139,049

Common Stocks	Shares	Value
United States (continued)
Michael Kors Holdings Ltd. (a)	637,104	$32,912,793
Micron Technology, Inc. (a)	4,551,339	48,926,894
Microsoft Corp.	3,436,075	171,357,060
Mondelez International, Inc., Class A (f)	2,092,339	89,886,883
Monsanto Co.	194,069	18,180,384
Morgan Stanley	118,588	3,208,991
Mylan NV (a)	2,474,415	103,207,850
NextEra Energy Partners LP	1,218,771	35,210,294
NextEra Energy, Inc.	859,123	101,015,682
Northrop Grumman Corp.	183,927	37,936,783
Norwegian Cruise Line Holdings Ltd. (a)	263,494	12,882,222
Oracle Corp.	3,795,009	151,269,059
PACCAR, Inc.	707,701	41,690,666
PayPal Holdings, Inc. (a)	828,035	32,442,411
PepsiCo, Inc.	1,403,363	144,490,254
Pfizer, Inc.	8,083,130	264,399,182
Phillips 66	103,483	8,496,989
Pioneer Natural Resources Co.	284,185	47,203,128
PPG Industries, Inc.	294,637	32,524,978
Procter & Gamble Co.	2,605,637	208,763,636
Prologis, Inc.	426,333	19,359,782
Prudential Financial, Inc.	98,484	7,646,298
PulteGroup, Inc.	562,670	10,347,501
Pure Storage, Inc., Class A (a)(b)	2,778,874	40,432,617
Qorvo, Inc. (a)	342,811	15,436,779
QUALCOMM, Inc.	2,904,219	146,721,144
Raytheon Co.	96,213	12,156,513
Realogy Holdings Corp. (a)	188,138	6,724,052
Regeneron Pharmaceuticals, Inc. (a)	33,390	12,578,347
Reinsurance Group of America, Inc.	106,608	10,151,214
Rockwell Automation, Inc.	92,020	10,441,509
Schlumberger Ltd.	1,538,476	123,601,162
Scripps Networks Interactive, Inc., Class A	47,461	2,959,193
Sealed Air Corp.	102,322	4,845,970
Sempra Energy	517,752	53,509,669
Simon Property Group, Inc.	529,611	106,541,845
Skyworks Solutions, Inc.	192,127	12,837,926
Southwest Airlines Co.	619,384	27,630,720
Square, Inc., Class A (a)(b)	1,111,862	16,555,625
St. Joe Co. (a)(c)	6,750,883	113,752,379
Starbucks Corp.	61,567	3,461,912
Stryker Corp.	67,066	7,310,865
SunTrust Banks, Inc.	912,743	38,097,893
Surgery Partners, Inc. (a)	885,781	14,429,372
Synchrony Financial (a)	2,029,582	62,044,322
Tahoe Resources, Inc.	4,495,065	63,483,344
Target Corp.	672,918	53,496,981
Tenet Healthcare Corp. (a)(b)	1,802,892	57,133,647
TESARO, Inc. (a)	316,539	13,117,376
Textron, Inc.	2,846,492	110,102,311
Thermo Fisher Scientific, Inc.	374,594	54,035,184
Tiffany & Co.	503,689	35,938,210
Time Warner Cable, Inc.	322,163	68,333,994
Time Warner, Inc.	440,387	33,090,679
Travelers Cos., Inc.	238,079	26,164,882
Tyco International PLC	775,397	29,868,292
Union Pacific Corp.	565,894	49,362,934
United Continental Holdings, Inc. (a)	1,752,512	80,282,575
United Parcel Service, Inc., Class B	387,864	40,752,870

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016	13

Consolidated Schedule of Investments (continued)

Common Stocks	Shares		Value
United States (continued)
United Rentals, Inc. (a)		1,110,270	$74,310,371
United Technologies Corp.		696,097	72,651,644
UnitedHealth Group, Inc.		59,579	7,845,363
Univar, Inc. (a)		1,401,545	24,386,883
Unum Group		1,365,641	46,718,579
Urban Outfitters, Inc. (a)		802,325	24,326,494
US Bancorp		2,399,341	102,427,867
Valero Energy Corp.		220,709	12,993,139
Veeva Systems, Inc., Class A (a)(b)		1,736,028	47,758,130
VeriSign, Inc. (a)(b)		134,697	11,637,821
Verizon Communications, Inc.		2,529,626	128,859,148
Verizon Communications, Inc.		526,433	26,816,497
Visa, Inc., Class A		1,654,756	127,813,353
VMware, Inc., Class A (a)(b)		455,061	25,897,521
WABCO Holdings, Inc. (a)		33,703	3,780,128
Walgreens Boots Alliance, Inc.		882,339	69,951,836
Wal-Mart Stores, Inc.		1,883,218	125,930,788
Wells Fargo & Co.		5,212,656	260,528,547
Western Digital Corp.		1,073,277	43,859,465
WestRock Co.		2,080,947	87,087,632
Whirlpool Corp.		279,799	48,724,198
WhiteWave Foods Co. (a)(f)		309,823	12,457,983
Whiting Petroleum Corp. (a)(b)		3,266,283	39,195,396
Whole Foods Market, Inc.		774,192	22,513,503
Williams Cos., Inc.		5,606,131	108,702,880
Williams-Sonoma, Inc.		348,109	20,461,847
Wyndham Worldwide Corp.		120,136	8,523,649
Yahoo!, Inc. (a)		727,968	26,643,629
Zimmer Biomet Holdings, Inc.		430,370	49,823,935

			13,441,167,758
Total Common Stocks — 51.9%			24,560,001,188

Corporate Bonds	Par (000)
Argentina — 0.3%
IRSA Propiedades Comerciales SA, 8.75%, 3/23/23 (d)	USD	21,247	22,335,909
YPF SA (d):
8.88%, 12/19/18		30,031	32,236,777
8.50%, 7/28/25		91,036	93,767,080

			148,339,766
Australia — 0.2%
TFS Corp. Ltd., 11.00%, 7/15/18 (d)		83,470	86,808,800
Brazil — 0.0%
Odebrecht Finance Ltd., 4.38%, 4/25/25 (d)		30,805	11,382,448
Canada — 0.1%
First Quantum Minerals Ltd.:
6.75%, 2/15/20		19,191	15,976,508
7.00%, 2/15/21		56,482	46,032,830

			62,009,338
Chile — 0.0%
Inversiones Alsacia SA, 8.00%, 12/31/18 (d)		34,787	2,087,231

Corporate Bonds	Par (000)		Value
China — 0.2%
Alibaba Group Holding Ltd.:
3.13%, 11/28/21	USD	40,351	$40,983,179
3.60%, 11/28/24		11,461	11,596,962
Celestial Nutrifoods Ltd., 0.00%, 6/12/49 (a)(g)(h)	SGD	88,600	658,810
China Milk Products Group Ltd., 0.00%, 1/15/49 (a)(g)(i)	USD	39,500	395,000
SINA Corp., 1.00%, 12/01/18 (h)		26,718	26,233,736

			79,867,687
France — 0.2%
BNP Paribas SA, 2.40%, 12/12/18		69,765	70,991,538
Germany — 0.1%
Deutsche Bank AG, 1.88%, 2/13/18		27,067	27,031,894
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (d)		13,784	14,283,670

		41,315,564
Hong Kong — 0.1%
Hutchison Whampoa International 11 Ltd., 3.50%, 1/13/17 (d)		24,032	24,363,954
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22		22,484	24,722,754

			49,086,708
India — 0.2%
REI Agro Ltd.:
5.50%, 11/13/16 (a)(d)(g)		8,271	41,355
5.50%, 11/13/16 (a)(g)		46,516	232,580
Suzlon Energy Ltd., 5.75%, 7/16/19 (d)(h)(j)		89,276	90,838,330

			91,112,265
Italy — 0.2%
Intesa Sanpaolo SpA, 3.88%, 1/15/19		56,884	58,925,794
Telecom Italia SpA, 5.30%, 5/30/24 (d)		43,375	45,337,719

			104,263,513
Japan — 0.1%
Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19		31,358	31,828,339
Luxembourg — 0.2%
Intelsat Jackson Holdings SA:
7.50%, 4/01/21		37,384	26,636,100
8.00%, 2/15/24 (d)		11,320	11,716,200
Telecom Italia Finance SpA, 6.13%, 11/15/16 (d)(h)	EUR	35,900	44,909,736

			83,262,036
Mexico — 0.3%
Petroleos Mexicanos:
5.75%, 3/01/18	USD	35,122	36,817,690
3.50%, 7/23/20		47,538	46,563,471
6.38%, 2/04/21 (d)		30,773	33,228,070
Trust F/1401, 5.25%, 12/15/24 (d)		19,282	20,005,075

			136,614,306

See Notes to Consolidated Financial Statements.

14	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

Consolidated Schedule of Investments (continued)

Corporate Bonds	Par (000)		Value
Netherlands — 0.2%
Bio City Development Co. BV, 8.00%, 7/06/18 (a)(c)(d)(g)(h)	USD	140,850	$56,523,105
Constellium NV (d):
7.00%, 1/15/23	EUR	20,901	20,881,279
8.00%, 1/15/23	USD	5,675	4,866,313
Cooperatieve Rabobank UA, 3.95%, 11/09/22		14,559	14,980,439
Volkswagen International Finance NV, 4.00%, 8/12/20		13,139	13,768,700

			111,019,836
Singapore — 0.3%
CapitaLand Ltd. (h):
2.10%, 11/15/16	SGD	57,500	42,488,474
1.95%, 10/17/23 (d)		50,500	37,729,022
Global Logistic Properties Ltd., 3.88%, 6/04/25	USD	68,851	68,781,323

			148,998,819
South Korea — 0.0%
Export-Import Bank of Korea, 2.88%, 9/17/18		19,188	19,646,593
Spain — 0.2%
Telefonica Participaciones SAU, 4.90%, 9/25/17 (h)	EUR	57,000	56,978,853
Telefonica SA, 6.00%, 7/14/17		19,200	21,202,303

		78,181,156
Switzerland — 0.1%
UBS AG, 2.38%, 8/14/19	USD	23,290	23,695,432
UBS Group Funding Jersey Ltd., 4.13%, 9/24/25 (d)		29,225	29,984,587

			53,680,019
United Arab Emirates — 0.2%
Dana Gas Sukuk Ltd., 7.00%, 10/31/17 (d)(h)		96,220	82,749,200
United Kingdom — 0.2%
Delta Topco Ltd., (Acquired 5/02/12 — 1/01/13, cost $73,552,638), 10.00%, 11/24/60 (e)		79,637	79,637,367
Lloyds Bank PLC, 2.30%, 11/27/18		10,412	10,550,740

			90,188,107
United States — 4.1%
AbbVie, Inc., 2.50%, 5/14/20		49,923	50,776,034
Actavis Funding SCS, 3.00%, 3/12/20		40,606	41,476,552
AliphCom (e)(h)(k):
(Acquired 11/11/15, cost $11,493,000), 12.00%, 4/28/20		11,493	11,493,000
(Acquired 4/27/15 — 7/21/15, cost $204,855,000), 12.00%, 4/28/20		204,855	204,855,000
Ally Financial, Inc.:
2.75%, 1/30/17		37,516	37,469,105
3.50%, 1/27/19		26,089	25,925,944
American Tower Corp., 3.40%, 2/15/19		11,299	11,655,009
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/21		79,717	81,872,787

Corporate Bonds	Par (000)		Value
United States (continued)
Apple, Inc., 2.25%, 2/23/21	USD	84,299	$86,174,568
AT&T, Inc.:
2.38%, 11/27/18		58,130	59,420,602
3.00%, 6/30/22		96,043	97,964,340
Bank of America Corp.:
2.00%, 1/11/18		23,616	23,725,389
1.69%, 3/22/18 (k)		19,393	19,491,516
6.88%, 4/25/18		22,982	25,201,372
Series L, 2.60%, 1/15/19		23,119	23,520,901
Berkshire Hathaway, Inc.:
2.20%, 3/15/21		11,401	11,707,356
2.75%, 3/15/23		32,613	33,637,929
BioMarin Pharmaceutical, Inc. (h):
0.75%, 10/15/18		11,220	13,162,463
1.50%, 10/15/20		11,220	13,604,250
Cablevision Systems Corp., 5.88%, 9/15/22		15,743	13,696,410
Capital One Bank USA NA, 2.15%, 11/21/18		18,394	18,492,997
Chesapeake Energy Corp., 8.00%, 12/15/22 (d)		15,552	10,575,360
Cisco Systems, Inc., 2.20%, 2/28/21		32,384	33,045,605
Citigroup, Inc., 1.80%, 2/05/18		66,760	66,823,823
Cobalt International Energy, Inc. (h):
2.63%, 12/01/19		56,543	28,448,197
3.13%, 5/15/24		69,805	29,841,637
eBay, Inc.:
2.20%, 8/01/19		15,736	15,855,735
3.80%, 3/09/22		32,754	34,249,155
Edgewell Personal Care Co.:
4.70%, 5/19/21		22,823	23,833,808
4.70%, 5/24/22		10,745	11,228,525
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		46,640	46,709,773
2.38%, 1/16/18		29,880	30,243,909
5.00%, 5/15/18		37,314	39,688,514
2.55%, 10/05/18		13,271	13,469,786
Forest Laboratories, Inc. (d):
4.38%, 2/01/19		29,779	31,427,327
5.00%, 12/15/21		20,993	23,159,625
Freeport-McMoRan, Inc., 3.88%, 3/15/23		19,532	16,358,050
GE Capital International Funding Co., 2.34%, 11/15/20 (d)		15,189	15,540,109
General Electric Co., 5.55%, 5/04/20		5,989	6,893,141
General Motors Financial Co., Inc.:
2.40%, 4/10/18		15,383	15,478,098
3.50%, 7/10/19		35,371	36,575,559
Gilead Sciences, Inc., Series D, 1.63%, 5/01/16 (h)		18,029	71,243,396
Hewlett Packard Enterprise Co., 2.85%, 10/05/18 (d)		78,553	80,187,609
Hughes Satellite Systems Corp., 7.63%, 6/15/21		9,375	10,429,688
Hyundai Capital America, 2.00%, 3/19/18 (d)		17,360	17,434,856
Intel Corp., 3.25%, 8/01/39 (h)		14,490	22,033,856
JPMorgan Chase & Co., 4.35%, 8/15/21		19,374	21,208,156
McKesson Corp., 2.28%, 3/15/19		25,607	26,031,846

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016	15

Consolidated Schedule of Investments (continued)

Corporate Bonds	Par (000)		Value
United States (continued)
Medtronic, Inc., 3.15%, 3/15/22	USD	52,252	$55,628,420
Mylan, Inc., 2.55%, 3/28/19		32,225	32,282,522
QUALCOMM, Inc., 3.00%, 5/20/22		58,637	61,060,584
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23		18,952	18,572,960
Synchrony Financial, 3.75%, 8/15/21		12,243	12,601,181
T-Mobile USA, Inc., 6.00%, 4/15/24		26,576	27,805,140
Take-Two Interactive Software, Inc., 1.75%, 12/01/16 (h)		20,422	36,542,616
Twitter, Inc., 1.00%, 9/15/21 (h)		10,698	8,979,634
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19		19,386	19,414,207

			1,956,225,931
Total Corporate Bonds — 7.5%			3,539,659,200

Floating Rate Loan Interests (k)
Canada — 0.1%
Novelis, Inc., 2015 Term Loan B, 4.00%, 6/02/22		23,403	23,256,880
Cyprus — 0.0%
Drillships Ocean Ventures, Inc., Term Loan B, 5.50%, 7/25/21		27,622	16,227,881
Ireland — 0.0%
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.44%, 2/27/21		20,306	20,319,108
Luxembourg — 0.0%
Mallinckrodt International Finance SA, Term Loan B, 3.25%, 3/19/21		14,605	14,267,178
Netherlands — 0.2%
Promontoria Blue Holding 2 BV, Mezzanine, 7.00%, 4/17/20	EUR	60,295	69,040,769
Norway — 0.0%
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21	USD	29,853	14,217,276
United States — 0.7%
Calpine Corp., Term Loan B5, 3.50%, 5/27/22		40,688	40,425,917
Fieldwood Energy LLC, 2nd Lien Term Loan, 8.38%, 9/30/20		41,969	10,702,010
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		112,553	112,924,425
Seadrill Partners Finco LLC, Term Loan B, 4.00%, 2/21/21		54,974	26,983,065
Sheridan Investment Partners II LP:
Term Loan A, 4.25%, 12/16/20		62,158	30,457,190
Term Loan B, 4.25%, 12/16/20		3,225	1,580,074
Term Loan M, 4.25%, 12/16/20		8,647	4,236,821
Univar, Inc., 2015 Term Loan, 4.25%, 7/01/22		39,128	38,632,227
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		59,962	59,865,188

			325,806,917
Total Floating Rate Loan Interests — 1.0%			483,136,009

Foreign Agency Obligations	Par (000)		Value
Argentina — 0.4%
Argentine Republic Government International Bond:
6.88%, 4/22/21 (d)	USD	89,460	$92,143,800
8.75%, 5/07/24		23,794	25,454,451
7.50%, 4/22/26 (d)		6,364	6,459,460
7.63%, 4/22/46 (d)		31,939	31,412,006
City of Buenos Aires Argentina, 8.95%, 2/19/21 (d)		20,687	22,290,243
Provincia de Buenos Aires, 9.13%, 3/16/24 (d)		27,221	28,990,365

			206,750,325
Australia — 1.2%
Australia Government Bond:
5.75%, 5/15/21	AUD	384,082	343,303,163
5.75%, 7/15/22		259,400	237,408,127

			580,711,290
Brazil — 0.4%
Brazil Notas do Tesouro Nacional:
Series F, 10.00%, 1/01/21	BRL	411	110,943,120
6.00%, 8/15/22		27	22,161,659
Brazilian Government International Bond, 6.00%, 1/17/17	USD	57,930	59,725,830

			192,830,609
Canada — 0.8%
Canadian Government Bond:
0.25%, 5/01/18	CAD	212,624	167,996,176
0.75%, 3/01/21		265,784	210,644,465

			378,640,641
Colombia — 0.1%
Colombia Government International Bond, 7.38%, 1/27/17	USD	48,625	50,752,344
France — 0.6%
France Government Bond, 0.50%, 5/25/26	EUR	248,027	279,981,928
Germany — 0.7%
Bundesobligation, 0.00%, 4/09/21		273,275	317,135,167
Hungary — 0.7%
Hungary Government Bond, 5.50%, 6/24/25	HUF	31,280,850	135,632,639
Hungary Government International Bond, 6.38%, 3/29/21	USD	159,418	181,497,393

			317,130,032
Indonesia — 0.1%
Indonesia Government International Bond, 6.88%, 1/17/18 (d)		29,150	31,556,362
Italy — 0.6%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/01/25	EUR	247,823	286,148,953
Japan — 0.7%
Japan Government Bond:
0.10%, 3/15/17	JPY	11,078,850	104,391,089
0.10%, 3/15/18		26,525,200	250,909,944

			355,301,033

See Notes to Consolidated Financial Statements.

16	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

Consolidated Schedule of Investments (continued)

Foreign Agency Obligations	Par (000)		Value
Mexico — 1.0%
Mexican Bonos, 6.50%, 6/10/21	MXN	76,291	$467,624,890
Poland — 0.9%
Poland Government Bond:
5.25%, 10/25/20	PLN	461,062	135,244,917
5.75%, 10/25/21		226,782	69,722,862
3.25%, 7/25/25		312,108	83,918,657
2.50%, 7/25/26		344,396	85,637,619
Poland Government International Bond, 6.38%, 7/15/19	USD	39,697	45,200,989

			419,725,044
South Korea — 0.1%
Export-Import Bank of Korea, 2.63%, 12/30/20		54,460	55,656,976
Spain — 0.3%
Spain Government Bond, 1.95%, 4/30/26 (d)	EUR	130,453	154,060,416
Turkey — 0.1%
Turkey Government International Bond, 6.75%, 4/03/18	USD	27,611	29,763,609
United Kingdom — 0.9%
United Kingdom Gilt, 2.00%, 9/07/25	GBP	267,174	403,520,123
Total Foreign Agency Obligations — 9.6%			4,527,289,742

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.1%
Logistics UK PLC, Series 2015 1-A, Class F, 4.17%, 8/20/25 (d)(k)		30,423	41,785,439

U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 0.6%
Fannie Mae Mortgage-Backed Securities, 3.00%, 5/01/46 (l)	USD	265,424	272,090,195

U.S. Treasury Obligations
U.S. Treasury Inflation Protected Security, 0.38%, 7/15/25		307,543	315,820,167
U.S. Treasury Inflation Indexed Bond:
0.13%, 4/15/21		79,773	81,575,957
0.63%, 1/15/26 (m)		1,127,985	1,184,575,381
U.S. Treasury Notes:
1.38%, 4/30/21 (m)		3,073,061	3,086,984,637
1.75%, 3/31/22 (n)		195,753	198,865,183
1.88%, 8/31/22 (n)		279,073	284,905,272
1.75%, 9/30/22		296,940	300,698,073
1.88%, 10/31/22		274,720	280,192,972
2.00%, 8/15/25 (m)(n)		376,639	383,053,946
1.63%, 2/15/26 (m)		689,180	677,226,960
1.00%, 2/15/46		10,640	11,143,457
Total U.S. Treasury Obligations — 14.4%			6,805,042,005
Total Fixed Income Securities — 33.2%			15,669,002,590

Investment Companies (a)(o)	Shares		Value
United States — 2.6%
ETFS Gold Trust		1,201,717	$151,488,445
ETFS Palladium Trust		348,916	20,987,298
ETFS Platinum Trust		294,567	30,534,815
iShares Gold Trust (p)		11,663,809	145,564,336
SPDR Gold Shares		7,301,806	902,868,312
Total Investment Companies — 2.6%			1,251,443,206

Preferred Securities

Capital Trusts	Par (000)
Netherlands — 0.0%
ING Groep NV, 6.00% (k)(q)	USD	20,995	19,945,250
Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88% (k)		27,444	27,689,953
United Kingdom — 0.4%
HSBC Holdings PLC, 6.38% (k)(q)		78,926	74,683,727
Lloyds Bank PLC, 13.00% (k)(q)		42,174	102,389,797
Standard Chartered PLC, 6.50% (d)(k)(q)		31,655	29,201,738

			206,275,262
United States — 1.0%
American Express Co., Series C, 4.90% (k)(q)		26,868	24,181,200
Citigroup, Inc.:
5.95% (k)(q)		17,778	17,555,775
Series O, 5.88% (k)(q)		50,050	48,413,365
General Electric Co.:
6.38% (k)(q)		28,013	28,923,423
Series D, 5.00% (k)(q)		42,607	44,258,021
Goldman Sachs Group, Inc.:
Series L, 5.70% (k)(q)		41,250	40,167,187
Series M, 5.38% (k)(q)		43,265	41,772,357
JPMorgan Chase & Co.:
Series Q, 5.15% (k)(q)		47,644	46,333,790
Series X, 6.10% (k)(q)		93,305	95,987,519
Morgan Stanley, Series H, 5.45% (k)(q)		30,531	29,080,778
NBCUniversal Enterprise, Inc., 5.25% (d)(q)		24,311	25,161,885
USB Capital IX, 3.50% (k)(q)		38,356	29,006,725

			470,842,025
Total Capital Trusts — 1.5%			724,752,490

Preferred Stocks	Shares
Germany — 0.2%
Volkswagen AG, Preference Shares, 0.00%		467,872	67,870,966
Ireland — 0.2%
Allergan PLC, Series A, 5.50% (h)		132,304	107,363,373
Israel — 0.3%
Teva Pharmaceutical Industries Ltd., 7.00% (h)		132,978	119,813,178

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016	17

Consolidated Schedule of Investments (continued)

Preferred Stocks	Shares	Value
South Korea — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, 0.00%	39,853	$36,397,293
United Kingdom — 0.1%
HSBC Holdings PLC, Series 2, 8.00%	1,008,469	26,724,428
Royal Bank of Scotland Group PLC, Series T, 7.25%	937,672	23,648,088

		50,372,516
United States — 1.8%
American Tower Corp., Series A, 5.25% (h)	233,294	24,761,825
Anthem, Inc., 5.25% (h)	1,466,969	67,994,013
Crown Castle International Corp., Series A, 4.50% (h)	553,128	58,714,537
Dominion Resources, Inc., 6.38% (h)	457,226	22,554,959
Domo, Inc., Series D-2, (Acquired 4/01/15, cost $81,820,921), 0.00% (a)(e)	9,704,080	80,386,658
DropBox, Inc., Series C (Acquired 1/28/14, cost $150,070,985), 0.00% (a)(e)	7,856,626	85,165,826
Forestar Group, Inc., 6.00% (h)	961,441	17,786,658
Grand Rounds, Inc., Series C, (Acquired 3/31/15, cost $27,587,148), 0.00% (a)(e)	9,935,944	26,405,765
Lookout, Inc., Series F (Acquired 9/19/14, cost $53,322,391), 0.00% (a)(e)	4,667,944	40,330,102
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $58,747,474), 0.00% (a)(e)	9,583,601	102,161,187
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $90,664,966), 0.00% (a)(e)	5,844,432	280,626,247
US Bancorp, Series F, 6.50% (k)	911,610	26,947,192
US Bancorp, Series G, 6.00% (k)	579,854	15,313,944
Wells Fargo & Co., Series L, 7.50% (h)	16,793	20,924,078

		870,072,991
Total Preferred Stocks — 2.7%		1,251,890,317

Trust Preferreds
United States — 0.5%
Citigroup Capital XIII, 7.88%	1,648,686	42,401,321
GMAC Capital Trust I, Series 2, 8.13%	2,217,389	54,651,594
RBS Capital Funding Trust V, 5.90%	1,400,022	34,160,537
RBS Capital Funding Trust VII, 6.08%	1,734,842	42,377,949
Welltower, Inc., Series I, 6.50% (h)	807,678	49,857,963
Total Trust Preferreds — 0.5%		223,449,364
Total Preferred Securities — 4.7%		2,200,092,171

Warrants — 0.0%
Australia — 0.0%
TFS Corp. Ltd., (Issued/exercisable 8/01/11, 1 share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)	21,267,513	9,943,073
Total Long-Term Investments (Cost — $40,467,857,791) — 92.4%		43,690,482,228

Short-Term Securities	Par (000)		Value
Foreign Agency Obligations (a)
Japan Treasury Discount Bills:
(0.12%), 5/16/16	JPY	15,970,000	$150,093,385
0.00%, 5/23/16		53,340,000	501,330,829
(0.10%), 5/30/16		53,370,000	501,638,374
(0.10%), 6/06/16		53,000,000	498,171,109
0.00%, 6/20/16		53,310,000	501,110,994
(0.19%), 7/19/16		51,970,000	488,574,170
(0.18%), 9/12/16		27,170,000	255,511,889
Mexico Cetes, 3.79%, 5/26/16	MXN	137,966	79,964,704
Total Foreign Agency Obligations — 6.3%			2,976,395,454

Money Market Funds (p)(r)	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40%		2,589,788	2,589,788

		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (s)	USD	331,860	331,860,268
Total Money Market Funds — 0.7%			334,450,056

U.S. Treasury Obligations	Par (000)
U.S. Treasury Bills (t):
0.14% - 0.18%, 5/26/16		826,003	825,915,444
0.24%, 6/02/16		190,000	189,977,200
0.11%, 6/09/16		130,000	129,982,450
0.20% - 0.22%, 7/07/16		350,000	349,904,100
0.18% - 0.20%, 7/14/16		228,000	227,921,568
0.19% - 0.22%, 7/21/16		213,000	212,908,410
U.S. Treasury Notes, 0.88%, 1/31/17 (n)(o)		139,048	139,396,021
Total U.S. Treasury Obligations — 4.4%			2,076,005,193
Total Short-Term Securities (Cost — $5,235,907,147) — 11.4%			5,386,850,703
Options Purchased (Cost — $300,602,566) — 0.3%			150,292,065
Total Investments Before Options Written (Cost — $46,004,367,504) — 104.1%			49,227,624,996

Investments Sold Short	Shares
Alcoa, Inc.		(2,414,623)	(26,971,339)
Autoliv, Inc.		(41,400)	(5,070,258)
Canadian Natural Resources Ltd.		(1,520,624)	(45,649,133)
Ecolab, Inc.		(164,788)	(18,947,324)
Gentex Corp.		(1,507,160)	(24,174,846)
LafargeHolcim Ltd.		(581,715)	(29,536,854)
Total Investments Sold Short (Proceeds — $141,964,439) — (0.3)%			(150,349,754)

See Notes to Consolidated Financial Statements.

18	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

Consolidated Schedule of Investments (continued)

Value
Options Written (Premiums Received — $178,672,833) — (0.4)%	$(166,103,424)
Total Investments, Net of Investments Sold Short and Options Written (Cost — $45,683,730,232) — 103.4%	48,911,171,818
Liabilities in Excess of Other Assets — (3.4)%	(1,617,108,678)

Net Assets — 100.0%	$47,294,063,140

Notes to Consolidated Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the six months ended April 30, 2016, investments in issuers that are affiliated persons and/or related parties of the Fund, as applicable, were as follows:

Affiliated Persons and/or Related Parties	Par/Shares Held at October 31, 2015	Par/Shares Purchased	Par/Shares Sold	Par/Shares Held at April 30, 2016	Value at April 30, 2016	Income	Realized Gain (Loss)
Bio City Development Co. BV	$140,850,000	—	—	$140,850,000	$56,523,105	—	—
Ei Towers SpA	1,333,706	172,680	(66,790)	1,439,596	84,510,333	—	$124,864
Invitae Corp.	2,094,662	—	(121,963)	1,972,699	18,819,548	—	(476,119)
Platinum Group Metals Ltd.	4,005,904	2,447,777	(353,730)	6,099,951	20,225,030	—	(2,809,878)
St. Joe Co.	6,750,883	—	—	6,750,883	113,752,379	—	—
Total					$293,830,395	—	$(3,161,133)

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $944,039,295 and an original cost of $802,647,142 which was 1.7% of its net assets.

(f)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Convertible security.

(i)	Zero-coupon bond.

(j)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(k)	Variable rate security. Rate as of period end.

(l)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Bank of America Securities, Inc.	$272,090,195	$238,443

(m)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(n)	All or a portion of security has been pledged in connection with outstanding futures contracts.

(o)	All or a portion of security is held by a wholly owned subsidiary.

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016	19

Consolidated Schedule of Investments (continued)

(p)	During the six months ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at April 30, 2016	Value at April 30, 2016	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	1,040,534	1,549,254	[1]	—	2,589,788	$2,589,788	$39,647		—
BlackRock Liquidity Series, LLC, Money Market Series	$497,499,535	—		$(165,639,267)[2]	$331,860,268	331,860,268	7,264,115	[3]	—
iShares Gold Trust	11,663,809	—		—	11,663,809	145,564,336	—		—
iShares iBoxx $ High Yield Corporate Bond ETF	—	2,327,420		(2,327,420)	—	—	974,502		$7,781,013
Total						$480,014,392	$8,278,264		$7,781,013
[1] Represents net shares/beneficial interest purchased.
[2] Represents net shares/beneficial interest sold.

[3]    Represents securities lending income earned from the reinvestments of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(q)	Perpetual security with no stated maturity date.

(r)	Current yield as of period end.

(s)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(t)	Rates shown are discount rates or a range of discount rates at the time of purchase.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(862)	MSCI Taiwan Stock Index	May 2016	USD	26,239,280	$901,161
(3,802)	Euro STOXX 50 Index	June 2016	USD	129,603,148	373,621
(467)	FTSE 100 Index	June 2016	USD	42,388,047	(894,803)
2,041	Mini MSCI Emerging Markets Index	June 2016	USD	85,558,720	(2,060,406)
(1,429)	NASDAQ 100 E-Mini Index	June 2016	USD	123,794,270	741,136
(931)	S&P 500 E-Mini Index	June 2016	USD	95,851,105	(605,480)
(115)	Topix Index	June 2016	USD	14,337,171	266,196
1,129	Yen Denom Nikkei Index	June 2016	USD	84,144,455	(1,662,188)
Total					$(2,940,763)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	32,845,182,000	USD	49,092,268	Goldman Sachs International	5/09/16	$595,884
USD	48,049,478	CLP	32,845,182,000	Goldman Sachs International	5/09/16	(1,638,674)
TWD	832,500,000	USD	25,962,888	Credit Suisse International	5/12/16	(192,883)
TWD	1,695,468,000	USD	52,843,011	Deutsche Bank AG	5/12/16	(359,866)
USD	25,373,362	TWD	832,500,000	Credit Suisse International	5/12/16	(396,643)
USD	51,576,309	TWD	1,695,468,000	Deutsche Bank AG	5/12/16	(906,836)
EUR	147,786,000	USD	164,023,248	Citibank, N.A.	5/13/16	5,247,747
USD	141,866,022	JPY	15,970,000,000	Morgan Stanley Capital Services LLC	5/16/16	(8,259,356)
CNH	305,325,574	USD	46,968,107	Goldman Sachs International	5/17/16	81,590
CNH	457,988,361	USD	70,421,828	Goldman Sachs International	5/17/16	152,718
CNH	414,951,897	USD	63,974,576	Goldman Sachs International	5/17/16	(31,812)
CNH	414,951,897	USD	64,064,457	Goldman Sachs International	5/17/16	(121,693)
USD	105,778,000	CNH	702,344,764	Goldman Sachs International	5/17/16	(2,451,089)
USD	133,985,000	CNH	890,872,964	Goldman Sachs International	5/17/16	(3,295,684)
EUR	145,915,000	USD	166,464,209	Morgan Stanley Capital Services LLC	5/19/16	692,590
JPY	13,303,684,560	USD	118,660,000	Morgan Stanley Capital Services LLC	5/19/16	6,409,541
SGD	135,085,000	USD	100,610,733	HSBC Bank USA, N.A.	5/19/16	(203,639)

See Notes to Consolidated Financial Statements.

20	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

Consolidated Schedule of Investments (continued)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	98,778,838	SGD	135,085,000	HSBC Bank USA, N.A.	5/19/16	$(1,628,255)
EUR	69,299,000	USD	78,979,031	Deutsche Bank AG	5/20/16	410,558
USD	473,947,967	JPY	53,340,000,000	JPMorgan Chase Bank, N.A.	5/23/16	(27,554,629)
EUR	44,421,000	USD	50,645,493	Credit Suisse International	5/26/16	252,398
EUR	43,436,000	USD	49,526,596	Goldman Sachs International	5/26/16	242,675
JPY	4,746,174,000	USD	43,124,612	Citibank, N.A.	5/26/16	1,502,035
EUR	66,263,000	USD	74,930,200	Citibank, N.A.	5/27/16	996,587
EUR	146,740,000	USD	165,715,683	JPMorgan Chase Bank, N.A.	5/27/16	2,424,860
USD	87,840,000	BRL	314,028,000	Goldman Sachs International	5/27/16	(2,746,034)
USD	473,978,686	JPY	53,370,000,000	Credit Suisse International	5/31/16	(27,899,714)
EUR	82,864,000	USD	93,787,961	JPMorgan Chase Bank, N.A.	6/03/16	1,180,017
KRW	132,627,761,000	USD	116,248,366	Deutsche Bank AG	6/03/16	(608,153)
USD	107,373,511	KRW	132,627,761,000	Deutsche Bank AG	6/03/16	(8,266,702)
USD	468,032,497	JPY	53,000,000,000	Deutsche Bank AG	6/06/16	(30,436,357)
KRW	101,459,000,106	USD	89,422,704	Morgan Stanley Capital Services LLC	6/07/16	(965,768)
KRW	34,117,827,894	USD	30,080,963	Morgan Stanley Capital Services LLC	6/07/16	(335,366)
USD	111,723,797	KRW	135,576,828,000	Morgan Stanley Capital Services LLC	6/07/16	(6,478,736)
USD	48,017,470	BRL	172,061,000	Morgan Stanley Capital Services LLC	6/09/16	(1,415,270)
CAD	163,759,000	USD	126,354,913	Morgan Stanley Capital Services LLC	6/10/16	4,162,585
EUR	131,039,000	USD	148,411,495	Morgan Stanley Capital Services LLC	6/10/16	1,803,080
USD	123,643,022	CAD	163,759,000	Morgan Stanley Capital Services LLC	6/10/16	(6,874,477)
CAD	153,341,000	USD	119,168,299	JPMorgan Chase Bank, N.A.	6/16/16	3,045,953
EUR	83,758,000	USD	95,392,824	Deutsche Bank AG	6/16/16	640,888
USD	478,043,706	JPY	53,310,000,000	Deutsche Bank AG	6/20/16	(23,598,983)
AUD	154,644,000	USD	118,785,149	JPMorgan Chase Bank, N.A.	6/30/16	(1,482,114)
CAD	153,337,000	USD	119,213,366	Deutsche Bank AG	6/30/16	2,997,698
EUR	83,269,000	USD	95,065,719	Credit Suisse International	6/30/16	451,416
EUR	145,714,000	USD	166,571,502	Credit Suisse International	7/01/16	581,255
BRL	93,313,945	USD	24,109,638	Morgan Stanley Capital Services LLC	7/13/16	2,421,772
PLN	467,429,054	USD	123,728,527	JPMorgan Chase Bank, N.A.	7/13/16	(1,424,537)
USD	21,916,000	BRL	93,313,945	Morgan Stanley Capital Services LLC	7/13/16	(4,615,411)
USD	115,759,000	PLN	467,429,054	JPMorgan Chase Bank, N.A.	7/13/16	(6,544,990)
USD	478,078,487	JPY	51,970,000,000	Morgan Stanley Capital Services LLC	7/19/16	(11,419,719)
TWD	3,062,283,248	USD	95,180,000	Citibank, N.A.	8/03/16	(404,746)
TWD	3,068,635,440	USD	95,181,000	Deutsche Bank AG	8/03/16	(209,150)
TWD	2,296,098,525	USD	71,385,000	Goldman Sachs International	8/03/16	(322,559)
USD	119,834,449	GBP	82,018,000	Deutsche Bank AG	8/03/16	(40,291)
EUR	59,713,000	JPY	7,337,067,678	Deutsche Bank AG	8/09/16	(564,939)
JPY	7,645,771,946	EUR	59,713,000	Deutsche Bank AG	8/09/16	3,474,306
USD	2,863,718	JPY	308,704,268	Goldman Sachs International	8/09/16	(45,649)
EUR	100,287,000	JPY	12,478,661,266	Morgan Stanley Capital Services LLC	8/10/16	(2,421,007)
JPY	12,770,747,154	EUR	100,287,000	Morgan Stanley Capital Services LLC	8/10/16	5,173,857
KRW	53,462,991,838	USD	46,692,569	Credit Suisse International	8/10/16	(134,450)
KRW	54,272,478,162	USD	46,706,091	Credit Suisse International	8/10/16	556,967
USD	2,675,463	JPY	292,085,888	Goldman Sachs International	8/10/16	(77,387)
USD	88,953,036	KRW	107,735,470,000	Credit Suisse International	8/10/16	(4,868,141)
EUR	103,356,000	JPY	12,798,780,192	Deutsche Bank AG	8/19/16	(1,915,849)
JPY	12,829,786,992	EUR	103,356,000	Deutsche Bank AG	8/19/16	2,208,179
USD	283,526	JPY	31,006,800	Goldman Sachs International	8/19/16	(8,804)
USD	240,442,478	JPY	27,170,000,000	Credit Suisse International	9/12/16	(15,942,447)
CNH	828,419,000	USD	126,119,967	Deutsche Bank AG	11/04/16	344,632
USD	127,486,342	CNH	828,419,000	Deutsche Bank AG	11/04/16	1,021,743
TWD	3,990,132,560	USD	122,205,524	Citibank, N.A.	1/09/17	1,257,237
TWD	4,022,492,520	USD	123,427,202	Goldman Sachs International	1/09/17	1,036,841
TWD	3,972,276,449	USD	121,735,078	JPMorgan Chase Bank, N.A.	1/09/17	1,175,179
USD	119,291,000	TWD	4,022,492,520	Goldman Sachs International	1/09/17	(5,173,044)
USD	119,144,000	TWD	3,990,132,560	JPMorgan Chase Bank, N.A.	1/09/17	(4,318,761)
USD	119,144,000	TWD	3,972,276,449	JPMorgan Chase Bank, N.A.	1/09/17	(3,766,257)

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016	21

Consolidated Schedule of Investments (continued)

Forward Foreign Currency Exchange Contracts (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TWD	3,963,025,240	USD	121,647,285	Credit Suisse International	1/11/17	$976,318
USD	118,130,000	TWD	3,963,025,240	Credit Suisse International	1/11/17	(4,493,602)
USD	46,134,000	AED	170,815,748	BNP Paribas S.A.	1/19/17	(318,132)
USD	46,138,000	AED	170,964,359	Goldman Sachs International	1/19/17	(354,545)
USD	45,689,000	AED	169,195,505	BNP Paribas S.A.	1/25/17	(320,478)
EUR	40,755,000	JPY	5,069,616,337	HSBC Bank USA, N.A.	2/13/17	(999,591)
JPY	5,283,763,485	EUR	40,755,000	HSBC Bank USA, N.A.	2/13/17	3,033,345
USD	1,976,694	JPY	214,147,148	HSBC Bank USA, N.A.	2/13/17	(57,059)
TWD	1,503,331,860	USD	46,920,470	Deutsche Bank AG	2/16/17	(407,316)
USD	44,983,000	TWD	1,503,331,860	Deutsche Bank AG	2/16/17	(1,530,154)
Total						$(174,295,297)

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
SPDR Gold Trust ETF[1]	Call	5/20/16	USD	117.00	11,130	$7,679,700
SPDR Gold Trust ETF[1]	Call	5/20/16	USD	118.00	13,246	8,013,830
SPDR Gold Trust ETF[1]	Call	6/17/16	USD	120.00	13,261	7,293,550
SPDR Gold Trust ETF[1]	Call	6/30/16	USD	121.00	13,280	7,071,600
SPDR Gold Trust ETF[1]	Call	9/30/16	USD	125.00	13,257	7,490,205
Total						$37,548,885

[1] All or a portion of security is held by a wholly owned subsidiary. See Note 1 of the Consolidated Notes to Financial Statements for details on the wholly owned subsidiary.

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.32%	Receive	3-month USD LIBOR	8/26/16	USD	1,328,895	$10,771,106
10-Year Interest Rate Swap	Deutsche Bank AG	Put	1.25%	Pay	6-month JPY LIBOR	7/29/16	JPY	14,080,590	4,896
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.07%	Pay	6-month JPY LIBOR	4/04/18	JPY	12,739,074	153,773
Total									$10,929,775

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
Bank of New York Mellon Corp.	Call	Deutsche Bank AG	5/20/2016	USD	46.00		—	4,039,860	$100,148
Gilead Sciences, Inc.	Call	Deutsche Bank AG	5/20/2016	USD	99.00		—	532,030	80,416
Goldman Sachs Group, Inc.	Call	Deutsche Bank AG	5/20/2016	USD	220.00		—	969,600	87
KeyCorp	Call	Deutsche Bank AG	5/20/2016	USD	15.75		—	5,386,481	323
SunTrust Banks, Inc.	Call	Deutsche Bank AG	5/20/2016	USD	45.50		—	4,039,800	242,469
Teva Pharmaceutical Industries Ltd. — ADR	Call	Deutsche Bank AG	5/20/2016	USD	63.50		—	1,079,500	13,828
Wells Fargo & Co.	Call	Deutsche Bank AG	5/20/2016	USD	59.00		—	4,039,860	10,221
Morgan Stanley	Call	Deutsche Bank AG	5/20/2016	USD	40.75		—	4,039,859	40
Topix Index	Call	Morgan Stanley & Co. International PLC	6/10/2016	JPY	1,675.00		—	9,208,067	9,957
Euro STOXX 600 Index	Call	JPMorgan Chase Bank, N.A.	6/17/2016	EUR	345.00		—	183,351	1,354,153
MSCI Emerging Markets Index	Call	Morgan Stanley & Co. International PLC	6/17/2016	USD	850.00		—	84,770	1,703,877
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank, N.A.	6/17/2016	USD	121.00		—	1,325,018	6,459,463
USD Currency	Call	Deutsche Bank AG	7/07/2016	JPY	110.00	USD	263,201	—	2,110,609

See Notes to Consolidated Financial Statements.

22	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

Consolidated Schedule of Investments (continued)

OTC Options Purchased (concluded)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
EUR Currency	Call	JPMorgan Chase Bank, N.A.	7/27/2016	USD	1.12	EUR	92,218	—	$3,410,363
USD Currency	Call	Morgan Stanley & Co. International PLC	7/27/2016	EUR	1.12	USD	105,363	—	1,115,474
USD Currency	Call	Morgan Stanley & Co. International PLC	8/08/2016	JPY	111.00	USD	262,918	—	2,277,922
USD Currency	Call	Goldman Sachs International	9/08/2016	JPY	110.50	USD	262,896	—	3,200,496
Apple, Inc.	Call	Citibank, N.A.	9/16/2016	USD	100.00		—	884,250	2,929,529
Euro STOXX 600 Index	Call	Credit Suisse International	9/16/2016	EUR	345.00		—	209,321	3,079,928
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank, N.A.	6/17/2016	USD	120.00		—	1,325,200	10,336,560
Taiwan Stock Exchange Weighted Index	Call	Citibank, N.A.	9/21/2016	TWD	9,000.77		—	480,300	489,586
USD Currency	Call	JPMorgan Chase Bank, N.A.	10/04/2016	JPY	110.00	USD	263,419	—	3,927,053
MetLife, Inc.	Call	UBS AG	1/20/2017	USD	50.00		—	834,786	1,502,615
MetLife, Inc.	Call	UBS AG	1/20/2017	USD	52.50		—	756,300	896,215
Prudential Financial, Inc.	Call	Morgan Stanley & Co. International PLC	1/20/2017	USD	87.50		—	927,000	2,280,420
Euro STOXX 50 Index	Call	Morgan Stanley & Co. International PLC	3/17/2017	EUR	3,025.00		—	8,862	2,040,173
Euro STOXX 50 Index	Call	Morgan Stanley & Co. International PLC	3/17/2017	EUR	3,025.00		—	8,851	2,037,641
Euro STOXX 50 Index	Call	Morgan Stanley & Co. International PLC	3/17/2017	EUR	3,450.00		—	19,780	1,265,239
Euro STOXX 600 Index	Call	Credit Suisse International	3/17/2017	EUR	355.61		—	361,239	5,255,591
QUALCOMM, Inc.	Call	Deutsche Bank AG	5/19/2017	USD	52.50		—	1,644,508	6,346,419
Euro STOXX 50 Index	Call	Citibank, N.A.	6/16/2017	EUR	3,150.00		—	33,114	5,530,223
Euro STOXX 50 Index	Call	Bank of America, N.A.	9/15/2017	EUR	3,600.00		—	39,432	2,464,009
Euro STOXX 600 Index	Call	JPMorgan Chase Bank, N.A.	9/15/2017	EUR	372.06		—	234,650	2,703,090
Taiwan Stock Exchange Weighted Index	Call	Morgan Stanley & Co. International PLC	9/20/2017	TWD	9,000.00		—	424,064	2,652,774
Euro STOXX 50 Index	Call	Barclays Bank PLC	12/15/2017	EUR	3,500.00		—	40,448	4,075,720
Taiwan Stock Exchange Weighted Index	Call	Morgan Stanley & Co. International PLC	12/20/2017	TWD	9,000.00		—	432,159	2,777,837
Nikkei 225 Index	Call	Goldman Sachs International	3/09/2018	JPY	21,968.28		—	1,144,461	4,081,745
Euro STOXX 50 Index	Call	Goldman Sachs International	3/16/2018	EUR	3,500.00		—	33,589	3,728,847
Euro STOXX 50 Index	Call	UBS AG	6/15/2018	EUR	3,600.00		—	16,276	1,594,900
Euro STOXX 50 Index	Call	Deutsche Bank AG	9/21/2018	EUR	3,426.55		—	15,600	2,443,008
USD Currency	Put	Morgan Stanley & Co. International PLC	7/27/2016	EUR	1.12	USD	105,363	—	3,502,676
EUR Currency	Put	JPMorgan Chase Bank, N.A.	7/27/2016	USD	1.12	EUR	92,218	—	1,156,041
Gentex Corp.	Put	Morgan Stanley & Co. International PLC	9/16/2016	USD	12.50		—	4,171,464	625,720
Total									$101,813,405

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
SPDR Gold Trust ETF[1]	Call	6/30/16	USD	133.00	13,280	$(1,733,040)
WhiteWave Foods Co.	Call	7/15/16	USD	37.50	2,811	(1,110,345)
Mondelez International, Inc.	Call	9/16/16	USD	43.00	5,897	(1,506,684)
SPDR Gold Trust ETF[1]	Call	9/30/16	USD	145.00	13,257	(1,922,265)
Total						$(6,272,334)

[1] All or a portion of security is held by a wholly owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly owned subsidiary.

OTC Barrier Options Written

Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Strike Price		Barrier Price		Contracts	Value
Euro STOXX 50 Index	Put	Down-and-In	Morgan Stanley & Co. International PLC	3/17/17	EUR	2,375.00	EUR	2,000.00	8,862	$(846,708)
Euro STOXX 50 Index	Put	Down-and-In	Morgan Stanley & Co. International PLC	3/17/17	EUR	2,375.00	EUR	2,000.00	8,851	(746,793)
Euro STOXX 50 Index	Put	Down-and-In	Citibank, N.A.	6/16/17	EUR	2,350.00	EUR	1,823.00	33,114	(4,100,745)
Nikkei 225 Index	Put	Down-and-In	Goldman Sachs International	3/09/18	JPY	17,974.04	JPY	14,978.37	1,144,461	(32,972,987)
Euro STOXX 50 Index	Put	Down-and-In	Deutsche Bank AG	9/21/18	EUR	2,586.07	EUR	2,165.83	15,600	(5,176,342)
Total										$(43,843,575)

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016	23

Consolidated Schedule of Investments (continued)

OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.07%	Pay	3-month USD LIBOR	8/26/16	USD	1,328,895	$(4,824,673)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.77%	Receive	3-month USD LIBOR	8/26/16	USD	1,328,895	(2,361,459)
Total									$(7,186,132)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
Bank of New York Mellon Corp.	Call	Deutsche Bank AG	5/20/2016	USD	51.25		—	4,039,860	$(242)
Gilead Sciences, Inc.	Call	Deutsche Bank AG	5/20/2016	USD	107.50		—	532,030	(9,369)
Goldman Sachs Group, Inc.	Call	Deutsche Bank AG	5/20/2016	USD	245.00		—	969,600	(10)
KeyCorp	Call	Deutsche Bank AG	5/20/2016	USD	17.90		—	5,386,481	(54)
Morgan Stanley	Call	Deutsche Bank AG	5/20/2016	USD	46.00		—	4,039,859	(40)
SunTrust Banks, Inc.	Call	Deutsche Bank AG	5/20/2016	USD	51.75		—	4,039,800	(30,864)
Teva Pharmaceutical Industries Ltd. — ADR	Call	Deutsche Bank AG	5/20/2016	USD	73.00		—	1,079,500	(11)
Wells Fargo & Co.	Call	Deutsche Bank AG	5/20/2016	USD	66.00		—	4,039,860	(40)
Mylan, Inc.	Call	Barclays Bank PLC	7/15/2016	USD	45.00		—	313,757	(574,175)
USD Currency	Call	Morgan Stanley & Co. International PLC	8/08/2016	JPY	118.00	USD	262,918	—	(350,733)
Alexion Pharmaceuticals, Inc.	Call	Citibank, N.A.	8/19/2016	USD	175.00		—	58,917	(131,090)
USD Currency	Call	Goldman Sachs International	9/08/2016	JPY	117.50	USD	262,896	—	(661,446)
Apple, Inc.	Call	Citibank, N.A.	9/16/2016	USD	120.00		—	884,250	(505,818)
General Electric Co.	Call	UBS AG	9/16/2016	USD	31.00		—	4,629,805	(5,092,786)
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank, N.A.	9/16/2016	USD	140.00		—	1,325,200	(2,365,482)
USD Currency	Call	JPMorgan Chase Bank, N.A.	10/04/2016	JPY	117.00	USD	263,419	—	(962,007)
General Electric Co.	Call	Deutsche Bank AG	1/20/2017	USD	32.50		—	3,931,353	(3,849,699)
Johnson & Johnson Co.	Call	Barclays Bank PLC	1/20/2017	USD	110.00		—	1,305,562	(8,094,484)
MetLife, Inc.	Call	UBS AG	1/20/2017	USD	55.00		—	834,786	(596,872)
MetLife, Inc.	Call	UBS AG	1/20/2017	USD	57.50		—	756,300	(313,865)
Prudential Financial, Inc.	Call	Morgan Stanley & Co. International PLC	1/20/2017	USD	93.50		—	927,000	(1,133,832)
QUALCOMM, Inc.	Call	Deutsche Bank AG	5/19/2017	USD	70.00		—	1,644,508	(682,093)
Gilead Sciences, Inc.	Put	Deutsche Bank AG	5/20/2016	USD	90.00		—	532,030	(1,795,601)
Teva Pharmaceutical Industries Ltd. — ADR	Put	Deutsche Bank AG	5/20/2016	USD	55.00		—	1,079,500	(2,076,138)
Topix Index	Put	Morgan Stanley & Co. International PLC	6/10/2016	JPY	1,450.00		—	9,208,067	(10,112,388)
MSCI Emerging Markets Index	Put	Morgan Stanley & Co. International PLC	6/17/2016	USD	850.00		—	84,770	(2,788,933)
USD Currency	Put	Deutsche Bank AG	7/07/2016	JPY	100.00	USD	263,201	—	(1,287,316)
USD Currency	Put	Morgan Stanley & Co. International PLC	8/08/2016	JPY	101.00	USD	262,918	—	(2,391,239)
USD Currency	Put	Goldman Sachs International	9/08/2016	JPY	100.50	USD	262,896	—	(2,862,149)
Apple, Inc.	Put	Citibank, N.A.	9/16/2016	USD	90.00		—	884,250	(4,183,643)
Gentex Corp.	Put	Morgan Stanley & Co. International PLC	9/16/2016	USD	9.00		—	3,650,044	(37)
Taiwan Stock Exchange Weighted Index	Put	Citibank, N.A.	9/21/2016	TWD	8,100.70		—	480,300	(5,808,972)
USD Currency	Put	JPMorgan Chase Bank, N.A.	10/04/2016	JPY	100.00	USD	263,419	—	(3,335,677)
Johnson & Johnson	Put	Barclays Bank PLC	1/20/2017	USD	97.50		—	1,305,562	(2,891,820)
MetLife, Inc.	Put	UBS AG	1/20/2017	USD	45.00		—	417,393	(1,951,312)
MetLife, Inc.	Put	UBS AG	1/20/2017	USD	46.00		—	378,150	(1,997,672)
Prudential Financial, Inc.	Put	Morgan Stanley & Co. International PLC	1/20/2017	USD	77.50		—	463,500	(3,615,300)
QUALCOMM, Inc.	Put	Deutsche Bank AG	5/19/2017	USD	40.00		—	1,644,508	(4,015,806)
Taiwan Stock Exchange Weighted Index	Put	Morgan Stanley & Co. International PLC	9/20/2017	TWD	8,600.00		—	424,064	(15,044,659)
Taiwan Stock Exchange Weighted Index	Put	Morgan Stanley & Co. International PLC	12/20/2017	TWD	8,600.00		—	432,159	(17,287,709)
Total									$(108,801,383)

[1] All or a portion of security is held by a wholly owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly owned subsidiary.

See Notes to Consolidated Financial Statements.

24	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

Consolidated Schedule of Investments (continued)

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA. High Yield Series 26, Version 1	5.00%	6/20/21	USD	399,158	$(2,472,111)

Centrally Cleared Credit Default Swaps — Sold Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
CDX.NA. IG Series 26, Version 1	1.00%	6/20/21	BBB+	USD	265,874	$(113,408)
Markit iTraxx Europe, Series 25, Version 1	1.00%	6/20/21	A-	USD	203,775	303,805
Markit iTraxx XO, Series 25, Version 1	5.00%	6/20/21	B+	USD	188,228	489,642
Total						$680,039

[1] Using Standard & Poor’s (“S&P”) rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.02%[1]	6 Month EURIBOR	N/A	4/09/21	EUR	69,500	$221,562
1.95%[1]	3 Month LIBOR	N/A	9/11/22	USD	270,760	(9,723,531)
1.64%[1]	3 Month LIBOR	N/A	10/19/22	USD	269,920	(4,023,653)
1.83%[1]	3 Month LIBOR	N/A	11/03/22	USD	269,320	(9,101,791)
Total						$(22,627,413)

[1] Fund pays the fixed rate and receives the floating rate.

OTC Currency Swaps

		Notional Amount (000)
Fund Pays	Fund Receives	Fund Pays		Fund Receives		Counterparty	Expiration Date	Value	Premiums Paid (Received)	Unrealized Depreciation
0.10% JPY	1.23%	USD	92,066	JPY	11,078,850	Bank of America, N.A.	3/15/17	$(12,079,342)	—	$(12,079,342)
0.10% JPY	1.84%	USD	94,685	JPY	10,596,100	Bank of America, N.A.	3/15/18	(4,986,518)	—	(4,986,518)
0.10% JPY	1.96%	USD	141,258	JPY	15,929,100	Bank of America, N.A.	3/15/18	(8,192,270)	—	(8,192,270)
Total								$(25,258,130)	—	$(25,258,130)

OTC Total Return Swaps

Reference Entity	Fixed Amount/ Floating Rate[1]		Counterparty	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY	2,778,300,000	BNP Paribas S.A.	3/31/17	JPY	980	$4,674,173	—	$4,674,173
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY	2,726,515,000	BNP Paribas S.A.	3/31/17	JPY	979	4,218,421	—	4,218,421
EURO Stoxx 50 Index Dividend Future December 2017	EUR	24,621,520	BNP Paribas S.A.	12/15/17	EUR	2,156	(394,997)	—	(394,997)
EURO Stoxx 50 Index Dividend Future December 2017	EUR	24,702,982	BNP Paribas S.A.	12/15/17	EUR	2,143	(655,888)	—	(655,888)
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY	2,613,262,500	BNP Paribas S.A.	4/02/18	JPY	783	161,163	—	161,163
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY	2,587,893,300	BNP Paribas S.A.	4/02/18	JPY	783	(77,270)	—	(77,270)

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016	25

Consolidated Schedule of Investments (continued)

OTC Total Return Swaps (concluded)

Reference Entity	Fixed Amount/ Floating Rate[1]		Counterparty	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
EURO Stoxx 50 Index Dividend Future December 2018	EUR	12,051,630	BNP Paribas S.A.	12/21/18	EUR	1,077	$(801,593)	—	$(801,593)
EURO Stoxx 50 Index Dividend Future December 2018	EUR	13,288,800	BNP Paribas S.A.	12/21/18	EUR	1,176	(1,023,400)	—	(1,023,400)
EURO Stoxx 50 Index Dividend Future December 2018	EUR	24,499,253	BNP Paribas S.A.	12/21/18	EUR	2,159	(1,996,272)	—	(1,996,272)
SGX Nikkei Stock Average Dividend Point Index Future December 2018	JPY	1,376,320,000	BNP Paribas S.A.	3/29/19	JPY	391	(249,319)	—	(249,319)
SGX Nikkei Stock Average Dividend Point Index Future December 2018	JPY	1,350,937,500	BNP Paribas S.A.	3/29/19	JPY	393	(551,222)	—	(551,222)
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY	1,825,270,000	BNP Paribas S.A.	3/31/20	JPY	523	(264,304)	—	(264,304)
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY	2,223,600,000	BNP Paribas S.A.	3/31/20	JPY	654	(653,750)	—	(653,750)
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY	1,370,432,000	BNP Paribas S.A.	3/31/20	JPY	392	(512,105)	—	(512,105)
Total							$1,873,637	—	$1,873,637

[1] Fund receives the total return of the reference entity and pays the fixed amount. Net payment at termination.

Transactions in Options Written for the Six Months Ended April 30, 2016

	Calls			Puts
	Contracts	Notional USD (000)[1]	Premiums Received	Contracts	Notional EUR (000)[1]	Notional USD (000)[1]	Premiums Received
Outstanding options, beginning of period	70,464,646	3,251,370	$64,676,718	208,097,218	540,328	1,619,400	$134,806,039
Options written	46,512,092	7,141,486	82,324,589	321,552,324	—	6,140,608	112,419,176
Options exercised	(2,913,008)	—	(6,759,059)	(21,497,396)	—	—	(10,669,001)
Options expired	(58,812,592)	(3,251,370)	(25,438,349)	(10,600,104)	—	—	(5,962,775)
Options closed	(14,477,465)	(5,023,358)	(51,185,904)	(475,356,857)	(540,328)	(5,378,679)	(115,538,601)

Outstanding options, end of period	40,773,673	2,118,128	$63,617,995	22,195,185	—	2,381,329	$115,054,838

[1] Amount shown is in the currency in which the transaction was denominated.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$2,282,114	—	—	—	$2,282,114
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$56,552,451	—	—	56,552,451
Options purchased	Investments at value — unaffiliated[2]	—	—	118,661,656	20,700,634	$10,929,775	—	150,292,065
Swaps — OTC	Unrealized appreciation on OTC swaps	—	—	9,053,757	—	—	—	9,053,757
Swaps — centrally cleared	Net unrealized appreciation[1]	—	$793,447	—	—	221,562	—	1,015,009
Total		—	$793,447	$129,997,527	$77,253,085	$11,151,337	—	$219,195,396

See Notes to Consolidated Financial Statements.

26	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

Consolidated Schedule of Investments (continued)

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation[1]	—	—	$5,222,877	—	—	—	$5,222,877
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$230,847,748	—	—	230,847,748
Options written	Options written at value	—	—	147,066,725	11,850,567	$7,186,132		166,103,424
Swaps — OTC	Unrealized depreciation on OTC swaps; Swap premiums received	—	—	7,180,120	—	25,258,130	—	32,438,250
Swaps — centrally cleared	Net unrealized depreciation[1]	—	$2,585,519	—	—	22,848,975	—	25,434,494
Total		—	$2,585,519	$159,469,722	$242,698,315	$55,293,237	—	$460,046,793

[1]    Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

[2] Includes options purchased at value as reported in the Consolidated Schedule of Investments.

For the period ended April 30, 2016, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$(32,232,688)	—	—	—	$(32,232,688)
Forward foreign currency exchange contracts	—	—	—	$(227,869,944)	—	—	(227,869,944)
Options purchased[1]	—	—	(60,811,088)	(5,850,866)	$(50,094,375)	—	(116,756,329)
Options written	—	—	(12,778,415)	500,082	(7,377,630)	—	(19,655,963)
Swaps	—	$24,204,302	8,043,537	—	55,774,131	—	88,021,970
Total	—	$24,204,302	$(97,778,654)	$(233,220,728)	$(1,697,874)	—	$(308,492,954)
[1] Options purchased are included in net realized gain (loss) from investments.
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$60,183,565	—	—	—	$60,183,565
Forward foreign currency exchange contracts	—	—	—	$(137,139,025)	—	—	(137,139,025)
Options purchased[2]	—	—	(102,295,970)	(2,223,598)	$28,738,638	—	(75,780,930)
Options written	—	—	(1,909,298)	(859,077)	(11,133,295)	—	(13,901,670)
Swaps	—	$(9,957,284)	(16,167,272)	—	(51,299,994)	—	(77,424,550)
Total	—	$(9,957,284)	$(60,188,975)	$(140,221,700)	$(33,694,651)	—	$(244,062,610)
[2] Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016	27

Consolidated Schedule of Investments (continued)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — long	$244,191,653
Average notional value of contracts — short	$827,304,323
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$5,549,422,863
Average amounts sold — in USD	$2,556,441,573
Options:
Average market value of option contracts purchased	$135,361,662
Average market value of option contracts written	$176,923,333
Average notional value of swaption contracts purchased	1,429,794,782
Average notional value of swaption contracts written	1,857,444,446
Credit default swaps:
Average notional value — buy protection	$582,786,014
Average notional value — sell protection	$256,775,995
Interest rate swaps:
Average notional value — pays fixed rate	$1,710,506,502
Average notional value — receives fixed rate	$555,385,861
Cross currency swaps:
Average notional value — pays	$45,755,792
Average notional value — receives	$176,710,761
Total return swaps:
Average notional amount	$244,435,329

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities
Derivative Financial Instruments:
Futures contracts	$4,258,362		—
Forward foreign currency exchange contracts	56,552,451		$230,847,748
Options	150,292,065	[1]	166,103,424
Swaps — Centrally cleared	—		818,219
Swaps — OTC[2]	9,053,757		32,438,250

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	$220,156,635		$430,207,641

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(41,807,247)		(7,090,553)

Total derivative assets and liabilities subject to an MNA	$178,349,388		$423,117,088

[1]    Includes options purchased at value which is included in Investments at value—unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.

[2] Includes unrealized appreciation (depreciation) on OTC swaps in the Consolidated Statement of Assets and Liabilities.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[3]	Non-cash Collateral Received	Cash Collateral Received[4]	Net Amount of Derivative Assets[5]
Bank of America N.A.	$2,464,009	$(2,464,009)	—	—	—
Barclays Bank PLC	4,075,720	(4,075,720)	—	—	—
BNP Paribas S.A.	9,053,757	(7,818,730)	—	$(1,235,027)	—
Citibank N.A.	17,952,944	(15,135,014)	—	(820,000)	$1,997,930
Credit Suisse International	11,153,873	(11,153,873)	—	—	—
Deutsche Bank AG	33,375,347	(33,375,347)	—	—	—
Goldman Sachs International	13,120,796	(13,120,796)	—	—	—
HSBC Bank USA N.A.	3,033,345	(2,888,544)	—	—	144,801
JPMorgan Chase Bank, N.A.	37,172,732	(37,172,732)	—	—	—
Morgan Stanley & Co. International PLC	22,289,710	(22,289,710)	—	—	—
Morgan Stanley Capital Services LLC	20,663,425	(20,663,425)	—	—	—
UBS AG	3,993,730	(3,993,730)	—	—	—
Total	$178,349,388	$(174,151,630)	—	$(2,055,027)	$2,142,731

See Notes to Consolidated Financial Statements.

28	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

Consolidated Schedule of Investments (continued)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[3]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[6]
Bank of America N.A.	$25,258,130	$(2,464,009)	$(8,683,886)	—	$14,110,235
Barclays Bank PLC	11,560,479	(4,075,720)	(7,195,810)	—	288,949
BNP Paribas S.A.	7,818,730	(7,818,730)	—	—	—
Citibank N.A.	15,135,014	(15,135,014)	—	—	—
Credit Suisse International	53,927,880	(11,153,873)	—	—	42,774,007
Deutsche Bank AG	94,954,353	(33,375,347)	—	—	61,579,006
Goldman Sachs International	52,763,556	(13,120,796)	(25,835,675)	—	13,807,085
HSBC Bank USA N.A.	2,888,544	(2,888,544)	—	—	—
JPMorgan Chase Bank, N.A.	51,754,454	(37,172,732)	—	—	14,581,722
Morgan Stanley & Co. International PLC	54,318,331	(22,289,710)	(27,894,245)	—	4,134,376
Morgan Stanley Capital Services LLC	42,785,110	(20,663,425)	—	—	22,121,685
UBS AG	9,952,507	(3,993,730)	(4,585,819)	—	1,372,958
Total	$423,117,088	$(174,151,630)	$(74,195,435)	—	$174,770,023

[3] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[4] Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
[5] Net amount represents the net amount receivable from the counterparty in the event of default.

[6]    Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Consolidated Statement of Assets and Liabilities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$157,595,782	—	$157,595,782
Belgium	—	94,880,501	—	94,880,501
Brazil	$7,874,377	—	—	7,874,377
Canada	567,311,322	—	—	567,311,322
China	105,521,364	39,618,723	—	145,140,087
Cyprus	2,720,792	—	—	2,720,792
Denmark	—	20,698,241	—	20,698,241
Egypt	7,663,214	—	—	7,663,214
France	7,178,435	1,204,971,137	—	1,212,149,572
Germany	—	487,974,159	—	487,974,159
Hong Kong	—	284,729,883	—	284,729,883
India	—	127,369,364	—	127,369,364
Indonesia	24,118,563	—	—	24,118,563
Ireland	80,890,955	95,471,903	—	176,362,858
Israel	117,171,145	—	—	117,171,145
Italy	36,104,870	316,107,447	—	352,212,317
Japan	6,592,816	3,465,409,229	—	3,472,002,045
Kazakhstan	12,200,966	—	—	12,200,966
Luxembourg	—	4,193,802	—	4,193,802
Malaysia	—	18,247,755	—	18,247,755
Mexico	124,018,899	—	—	124,018,899
Netherlands	126,465,852	496,943,044	—	623,408,896
Norway	—	25,833,418	—	25,833,418
Peru	10,126,490	—	—	10,126,490
Portugal	—	32,898,620	—	32,898,620
Singapore	—	305,279,984	—	305,279,984
South Korea	—	210,869,639	—	210,869,639
Spain	—	132,346,403	—	132,346,403

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016	29

Consolidated Schedule of Investments (continued)

	Level 1	Level 2	Level 3	Total
Assets (concluded):
Investments (concluded):
Common Stocks (concluded):
Sweden	—	$36,852,033	—	$36,852,033
Switzerland	—	621,849,703	—	621,849,703
Taiwan	—	82,572,468	—	82,572,468
United Arab Emirates	$56,934,044	29,048,768	—	85,982,812
United Kingdom	256,000,812	1,246,783,725	$31,392,783	1,534,177,320
United States	13,412,765,901	26,816,497	1,585,360	13,441,167,758
Corporate Bonds	—	3,185,822,983	353,836,217	3,539,659,200
Floating Rate Loan Interests	—	414,095,240	69,040,769	483,136,009
Foreign Agency Obligations	—	4,527,289,742	—	4,527,289,742
Non-Agency Mortgage-Backed Securities	—	—	41,785,439	41,785,439
U.S. Government Sponsored Agency Securities	—	272,090,195	—	272,090,195
U.S. Treasury Obligations	—	6,805,042,005	—	6,805,042,005
Investment Companies	1,251,443,206	—	—	1,251,443,206
Preferred Securities	755,995,637	829,020,749	615,075,785	2,200,092,171
Warrants	—	9,943,073	—	9,943,073
Short-Term Securities:
Foreign Agency Obligations	—	2,976,395,454	—	2,976,395,454
Money Market Funds	2,589,788	331,860,268	—	334,450,056
U.S. Treasury Obligations	—	2,076,005,193	—	2,076,005,193
Options Purchased	37,548,885	112,743,180	—	150,292,065
Liabilities:
Investments:
Investments Sold Short	(120,812,900)	(29,536,854)	—	(150,349,754)

Total	$16,888,425,433	$31,076,133,456	$1,112,716,353	$49,077,275,242

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$793,447	—	$793,447
Equity contracts	$2,282,114	9,053,757	—	11,335,871
Foreign currency exchange contracts	—	56,552,451	—	56,552,451
Interest rate contracts	—	221,562	—	221,562
Liabilities:
Credit contracts	—	(2,585,519)	—	(2,585,519)
Equity contracts	(11,495,211)	(147,974,511)	—	(159,469,722)
Foreign currency exchange contracts	—	(267,956,445)	—	(267,956,445)
Interest rate contracts	—	(30,035,107)	—	(30,035,107)

Total	$(9,213,097)	$(381,930,365)	—	$(391,143,462)

[1] Derivative financial instruments are swaps, futures contracts and forward foreign currency contracts and options written. Swaps, futures contracts and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$15,073	—	—	$15,073
Cash pledged for centrally cleared swaps	52,396,940	—	—	52,396,940
Cash held for investments sold short	150,884,963	—	—	150,884,963
Foreign currency at value	4,673,054	—	—	4,673,054
Liabilities:
Collateral on securities loaned at value	—	$(331,860,268)	—	(331,860,268)
Cash received as collateral for OTC derivatives	—	(32,102,000)	—	(32,102,000)

Total	$207,970,030	$(363,962,268)	—	$(155,992,238)

See Notes to Consolidated Financial Statements.

30	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

Consolidated Schedule of Investments (continued)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Securities	Options Purchased	Total
Assets:
Opening balance, as of October 31, 2015	$39,429,932	$320,580,970	$142,254,921	$43,912,540	$619,340,600	$20,507,616	$1,186,026,579
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	(9,789,138)	(44,530,846)	—	—	—	(54,319,984)
Accrued discounts/premiums	—	—	21	69,975	—	—	69,996
Net realized gain (loss)	—	(68,909)	272,125	—	—	4,759,297	4,962,513
Net change in unrealized appreciation (depreciation)[1,2]	(6,451,789)	24,380,534	2,552,602	(2,197,076)	(4,264,815)	(8,590,790)	5,428,666
Purchases	—	73,789,305	—	—	—	—	73,789,305
Sales	—	(55,056,545)	(31,508,054)	—	—	(16,676,123)	(103,240,722)
Closing Balance, as of April 30, 2016	$32,978,143	$353,836,217	$69,040,769	$41,785,439	$615,075,785	—	$1,112,716,353

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2016[2]	$(6,451,789)	$(29,649,180)	$2,535,328	$(2,197,076)	$(4,264,815)	—	$(40,027,532)

[1] Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.

[2]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held April 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Equity Contracts
Liabilities
Opening Balance, as of October 31, 2015	$(266,389)
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	11,247,241
Net change in unrealized appreciation (depreciation)	(10,991,225)
Purchases	10,373
Sales	—
Closing Balance, as of April 30, 2016	—

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2016	—

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016	31

Consolidated Schedule of Investments (concluded)

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $111,495,143. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks[3]	$32,978,143	Market Comparables	Run Rate EBITDA Multiple[1]	21.0x	—

		Probability-Weighted Expected Return Model	Discount Rate[2] IPO Exit Probablility[1]	20.00% 45.00%	— —
			Merger & Acquisition Probability[1]	50.00%	—
			Revenue Multiple[1]	9.0x – 13.25x	—
			Revenue Growth Rate[1]	138.00%	—
			Time to Exit[2]	1-2 years	—
Corporate Bonds[4]	353,167,282	Discounted Cash Flow	Discount Rate[2]	15.00%	—
			Years to Recovery[1]	3	—
		Estimated Recovery Value	Recovery Rate[1]	—	—
		Market Comparables	Run Rate EBITDA Multiple[1]	21.0x	—
		Option Pricing Model	Revenue Multiple[1]	2.0x – 2.2x	—
			Revenue Growth Rate[1]	44.00%	—
			Risk Free Rate[2]	0.45% – 0.81%	—
			Merger & Acquisition Probability[1]	75.00%	—
			IPO Exit Probability[1]	25.00%	—
			Volatility[1]	61.00%	—
			Time to Exit[2]	1-3 years	—
Preferred Stocks[3,5]	615,075,785	Market Comparables	Revenue Multiple[1]	34.44x	—
			Revenue Growth Rate[1]	47.00% – 110.00%	81.36%
			Revenue Multiple[1]	7.0x - 12.0x	9.73x
		Probability Weighted Expected Return Model	Discount Rate[2]	20.00%	—
			IPO Exit Probablility[1]	45.00% - 85.00%	71.64%
			Merger & Acquisition Probability[1]	10.00% - 50.00%	23.36%
			Revenue Growth Rate[1]	138.00% - 162.00%	153.98%
			Time to Exit[2]	1-2 years	—
			Revenue Multiple[1]	7.75x - 17.15x	—
			Revenue Multiple[1]	9.0x - 13.25x	—
		Option Pricing Model	Revenue Multiple[1]	4.0x - 4.5x	—
			Revenue Growth Rate[1]	150.00%	—
			Risk Free Rate[1]	0.85%	—
			Time to Exit[2]	2-3 years	—
			Volatility[1]	57.00%	—

Total	$1,001,221,210

[1] Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.
[2] Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

[3] For the period ended April 30, 2016, the valuation technique for certain investments classified as common stocks and preferred stocks changed to a Probability Weighted Expected Return Model. The investment was previously valued utilizing Last Transaction Price. The Probability Weighted Expected Return Model was considered to be a more relevant measure of fair value for these investments.

[4] For the period ended April 30, 2016, the valuation technique for certain investments classified as corporate bonds changed to an Option Pricing Model. The investment was previously valued utilizing a Hybrid Approach. An Option Pricing Model was considered to be a more relevant measure of fair value for these investments.

[5] For the period ended April 30, 2016, the valuation technique for certain investments classified as preferred stocks changed to an Option Pricing Model. The investment was previously valued utilizing a Probability Weighted Expected Return Model. An Option Pricing Model was considered to be a more relevant measure of fair value for these investments.

See Notes to Consolidated Financial Statements.

32	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

Consolidated Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned of $319,808,647) (cost — $45,101,716,085)	$48,453,780,209
Investments at value — affiliated (cost — $902,651,419)	773,844,787
Cash	15,073
Cash held for investments sold short	150,884,963
Cash pledged for centrally cleared swaps	52,396,940
Foreign currency at value (cost — $4,319,931)	4,673,054
Receivables:
Investments sold	3,062,582,382
Investments sold — affiliated	682,321
Capital shares sold	45,930,050
Interest	133,250,389
Dividends — unaffiliated	74,248,023
Variation margin on futures contracts	4,258,362
Options written	3,640,453
Securities lending income — affiliated	1,015,010
Dividends — affiliated	28,747
Unrealized appreciation on:
Forward foreign currency exchange contracts	56,552,451
OTC derivatives	9,053,757
Prepaid expenses	669,437

Total assets	52,827,506,408

Liabilities
Collateral on securities loaned at value	331,860,268
Cash received as collateral for OTC derivatives	32,102,000
Investments sold short at value (proceeds — $141,964,439)	150,349,754
Options written at value (premiums received — $178,672,833)	166,103,424
Payables:
Investments purchased	4,415,283,693
Capital shares redeemed	105,668,697
Investment advisory fees	26,040,838
Service and distribution fees	13,899,305
Options written	5,226,022
Deferred foreign capital gain tax	1,357,343
Variation margin on centrally cleared swaps	898,219
Officer’s and Directors’ fees	157,432
Other affiliates	146,750
Other accrued expenses	21,063,525
Unrealized depreciation on:
Forward foreign currency exchange contracts	230,847,748
OTC derivatives	32,438,250

Total liabilities	5,533,443,268

Net Assets	$47,294,063,140

Net Assets Consist of
Paid-in capital	$45,530,005,248
Distributions in excess of net investment income	(58,338,944)
Accumulated net realized loss	(1,182,783,350)
Net unrealized appreciation (depreciation)	3,005,180,186

Net Assets	$47,294,063,140

Net Asset Value
Institutional — Based on net assets of $18,768,827,534 and 1,039,485,625 shares outstanding, 2 billion shares authorized, $0.10 par value	$18.06

Investor A — Based on net assets of $14,740,344,406 and 821,639,919 shares outstanding, 2 billion shares authorized, $0.10 par value	$17.94

Investor B — Based on net assets of $120,222,897 and 6,887,601 shares outstanding, 1.5 billion shares authorized, $0.10 par value	$17.45

Investor C — Based on net assets of $12,485,782,971 and 765,508,934 shares outstanding, 2 billion shares authorized, $0.10 par value	$16.31

Class R — Based on net assets of $1,178,885,332 and 68,704,582 shares outstanding, 2 billion shares authorized, $0.10 par value	$17.16

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016	33

Consolidated Statement of Operations

Six Months Ended April 30, 2016 (Unaudited)

Investment Income
Dividends — unaffiliated	$324,890,307
Interest — unaffiliated	211,687,386
Securities lending — affiliated — net	7,264,115
Dividends — affiliated	1,014,149
Foreign taxes withheld	(16,856,864)

Total income	527,999,093

Expenses
Investment advisory	178,510,439
Service and distribution — class specific	86,491,268
Transfer agent — class specific	24,967,606
Accounting services	2,759,370
Custodian	2,585,732
Professional	686,883
Officer and Directors	368,451
Printing	334,440
Registration	270,064
Miscellaneous	426,669

Total expenses excluding dividend expense and stock loan fees	297,400,922
Dividend expense	749,822
Stock loan fees	128,257

Total expenses	298,279,001
Less fees waived by the Manager	(18,762,986)

Total expenses after fees waived	279,516,015

Net investment income	248,483,078

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated (including $889,690 foreign capital gain tax)	(425,967,153)
Investments — affiliated	4,619,880
Futures contracts	(32,232,688)
Foreign currency transactions	(237,271,894)
Options written	(19,655,996)
Swaps	88,021,970
Short sales	21,919,814

(600,566,067)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated (including $1,357,343 foreign capital gain tax)	62,408,120
Investments affiliated	(58,360,268)
Futures contracts	60,183,565
Foreign currency translations	(129,281,135)
Options written	(13,901,670)
Swaps	(77,424,550)
Short sales	(139,984)

(156,515,922)

Net realized and unrealized loss	(757,081,989)

Net Decrease in Net Assets Resulting from Operations	$(508,598,911)

See Notes to Consolidated Financial Statements.

34	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Operations
Net investment income	$248,483,078	$486,092,595
Net realized gain (loss)	(600,566,067)	3,816,153,250
Net change in unrealized appreciation (depreciation)	(156,515,922)	(4,327,148,661)

Net decrease in net assets resulting from operations	(508,598,911)	(24,902,816)

Distributions to Shareholders[1]
From net investment income:
Institutional	(130,714,979)	(446,831,157)
Investor A	(84,686,688)	(319,418,730)
Investor B	(173,390)	(3,234,467)
Investor C	(29,564,955)	(198,975,386)
Class R	(4,864,307)	(19,546,643)
From net realized gain:
Institutional	(1,489,406,204)	(1,447,355,150)
Investor A	(1,210,626,993)	(1,191,743,896)
Investor B	(13,930,781)	(21,915,871)
Investor C	(1,149,192,726)	(1,159,361,959)
Class R	(95,807,722)	(88,285,445)

Decrease in net assets resulting from distributions to shareholders	(4,208,968,745)	(4,896,668,704)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	321,522,319	(838,291,796)

Net Assets
Total decrease in net assets	(4,396,045,337)	(5,759,863,316)
Beginning of period	51,690,108,477	57,449,971,793

End of period	$47,294,063,140	$51,690,108,477

Distributions in excess of net investment income, end of period	$(58,338,944)	$(56,817,703)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016	35

Financial Highlights

	Institutional
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$19.88	$21.77	$21.95	$19.54	$19.16	$19.07

Net investment income[1]	0.13	0.26	0.35	0.28	0.31	0.38
Net realized and unrealized gain (loss)	(0.30)	(0.22)	0.77	2.43	0.64	0.08 [2]

Net increase (decrease) from investment operations	(0.17)	0.04	1.12	2.71	0.95	0.46

Distributions:[3]
From net investment income	(0.13)	(0.45)	(0.33)	(0.30)	(0.38)	(0.37)
From net realized gain	(1.52)	(1.48)	(0.97)	—	(0.19)	—

Total distributions	(1.65)	(1.93)	(1.30)	(0.30)	(0.57)	(0.37)

Net asset value, end of period	$18.06	$19.88 [4]	$21.77	$21.95	$19.54	$19.16

Total Return[5]
Based on net asset value	(0.74)%[6]	0.31% [4]	5.35%	13.97%	5.20%	2.39%

Ratios to Average Net Assets
Total expenses	0.87% [7,8]	0.87%	0.87%	0.87%	0.87%	0.87%

Total expenses after fees waived	0.79% [7,8]	0.78%	0.78%	0.78%	0.79%	0.78%

Total expenses after fees waived and excluding interest expense, dividend expense and stock loan fees	0.79% [7,8]	0.78%	0.78%	0.78%	0.79%	0.78%

Net investment income	1.43% [7,8]	1.28%	1.60%	1.35%	1.61%	1.92%

Supplemental Data
Net assets, end of period (000)	$18,768,828	$20,210,226	$22,075,330	$20,968,279	$18,657,773	$16,879,389

Portfolio turnover rate[9]	53%	84%	75%	50%	39%	31%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

For financial reporting purposes, the market value of certain investments was adjusted as of the report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published on October 31, 2015.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

[8]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01% for the six months ended April 30, 2016.

[9]	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011

Portfolio turnover rate (excluding MDRs)	51%	82%	—	—	—	—

See Notes to Consolidated Financial Statements.

36	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

Financial Highlights (continued)

	Investor A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$19.76		$21.65	$21.83	$19.44	$19.06	$18.97

Net investment income[1]	0.10		0.21	0.29	0.22	0.25	0.32
Net realized and unrealized gain (loss)	(0.29)		(0.23)	0.77	2.41	0.65	0.09 [2]

Net increase (decrease) from investment operations	(0.19)		(0.02)	1.06	2.63	0.90	0.41

Distributions:[3]
From net investment income	(0.11)		(0.39)	(0.27)	(0.24)	(0.33)	(0.32)
From net realized gain	(1.52)		(1.48)	(0.97)	—	(0.19)	—

Total distributions	(1.63)		(1.87)	(1.24)	(0.24)	(0.52)	(0.32)

Net asset value, end of period	$17.94		$19.76 [4]	$21.65	$21.83	$19.44	$19.06

Total Return[5]
Based on net asset value	(0.90)%	[6]	0.02% [4]	5.10%	13.63%	4.92%	2.13%

Ratios to Average Net Assets
Total expenses	1.15%	[7,8]	1.14%	1.13%	1.13%	1.15%	1.14%

Total expenses after fees waived	1.07%	[7,8]	1.05%	1.04%	1.05%	1.07%	1.06%

Total expenses after fees waived and excluding interest expense, dividend expense and stock loan fees	1.07%	[7,8]	1.05%	1.04%	1.05%	1.07%	1.06%

Net investment income	1.15%	[7,8]	1.01%	1.33%	1.08%	1.33%	1.63%

Supplemental Data
Net assets, end of period (000)	$14,740,344		$16,016,234	$17,792,885	$18,858,846	$17,292,587	$17,638,914

Portfolio turnover rate[9]	53%		84%	75%	50%	39%	31%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

For financial reporting purposes, the market value of certain investments was adjusted as of the report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published on October 31, 2015.

[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

[8]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01% for the six months ended April 30, 2016.

[9]	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011

Portfolio turnover rate (excluding MDRs)	51%	82%	—	—	—	—

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016	37

Financial Highlights (continued)

	Investor B
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$19.25		$21.13	$21.31	$18.96	$18.57	$18.49

Net investment income[1]	0.03		0.04	0.11	0.06	0.09	0.10
Net realized and unrealized gain (loss)	(0.29)		(0.22)	0.76	2.35	0.65	0.14 [2]

Net increase (decrease) from investment operations	(0.26)		(0.18)	0.87	2.41	0.74	0.24

Distributions:[3]
From net investment income	(0.02)		(0.22)	(0.08)	(0.06)	(0.16)	(0.16)
From net realized gain	(1.52)		(1.48)	(0.97)	—	(0.19)	—

Total distributions	(1.54)		(1.70)	(1.05)	(0.06)	(0.35)	(0.16)

Net asset value, end of period	$17.45		$19.25 [4]	$21.13	$21.31	$18.96	$18.57

Total Return[5]
Based on net asset value	(1.25)%	[6]	(0.82)% [4]	4.27%	12.75%	4.10%	1.25%

Ratios to Average Net Assets
Total expenses	1.96%	[7,8]	1.92%	1.93%	1.95%	1.95%	1.97%

Total expenses after fees waived	1.88%	[7,8]	1.84%	1.84%	1.86%	1.86%	1.87%

Total expenses after fees waived and excluding interest expense, dividend expense and stock loan fees	1.87%	[7,8]	1.84%	1.84%	1.86%	1.86%	1.87%

Net investment income	0.31%	[7,8]	0.22%	0.54%	0.28%	0.51%	0.50%

Supplemental Data
Net assets, end of period (000)	$120,223		$191,881	$335,683	$500,197	$660,370	$930,028

Portfolio turnover rate[9]	53%		84%	75%	50%	39%	31%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

For financial reporting purposes, the market value of certain investments was adjusted as of the report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published on October 31, 2015.

[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

[8]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01% for the six months ended April 30, 2016.

[9]	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011

Portfolio turnover rate (excluding MDRs)	51%	82%	—	—	—	—

See Notes to Consolidated Financial Statements.

38	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

Financial Highlights (continued)

	Investor C
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$18.11	$20.00	$20.27	$18.06	$17.75	$17.70

Net investment income[1]	0.03	0.05	0.12	0.06	0.10	0.16
Net realized and unrealized gain (loss)	(0.27)	(0.21)	0.71	2.26	0.59	0.08 [2]

Net increase (decrease) from investment operations	(0.24)	(0.16)	0.83	2.32	0.69	0.24

Distributions:[3]
From net investment income	(0.04)	(0.25)	(0.13)	(0.11)	(0.19)	(0.19)
From net realized gain	(1.52)	(1.48)	(0.97)	—	(0.19)	—

Total distributions	(1.56)	(1.73)	(1.10)	(0.11)	(0.38)	(0.19)

Net asset value, end of period	$16.31	$18.11 [4]	$20.00	$20.27	$18.06	$17.75

Total Return[5]
Based on net asset value	(1.27)%[6]	(0.73)%[4]	4.29%	12.86%	4.08%	1.34%

Ratios to Average Net Assets
Total expenses	1.89% [7,8]	1.88%	1.87%	1.88%	1.90%	1.90%

Total expenses after fees waived	1.81% [7,8]	1.79%	1.79%	1.80%	1.82%	1.81%

Total expenses after fees waived and excluding interest expense, dividend expense and stock loan fees	1.81% [7,8]	1.79%	1.79%	1.80%	1.82%	1.81%

Net investment income	0.40% [7,8]	0.27%	0.59%	0.33%	0.58%	0.89%

Supplemental Data
Net assets, end of period (000)	$12,485,783	$14,085,089	$15,976,240	$16,170,658	$15,179,009	$15,853,615

Portfolio turnover rate[9]	53%	84%	75%	50%	39%	31%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

For financial reporting purposes, the market value of certain investments was adjusted as of the report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published on October 31, 2015.

[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

[8]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01% for the six months ended April 30, 2016.

[9]	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011

Portfolio turnover rate (excluding MDRs)	51%	82%	—	—	—	—

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016	39

Financial Highlights (concluded)

	Class R
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$18.96		$20.86	$21.08	$18.78	$18.44	$18.36

Net investment income[1]	0.07		0.13	0.21	0.15	0.18	0.21
Net realized and unrealized gain (loss)	(0.27)		(0.22)	0.74	2.33	0.62	0.13 [2]

Net increase (decrease) from investment operations	(0.20)		(0.09)	0.95	2.48	0.80	0.34

Distributions:[3]
From net investment income	(0.08)		(0.33)	(0.20)	(0.18)	(0.27)	(0.26)
From net realized gain	(1.52)		(1.48)	(0.97)	—	(0.19)	—

Total distributions	(1.60)		(1.81)	(1.17)	(0.18)	(0.46)	(0.26)

Net asset value, end of period	$17.16		$18.96 [4]	$20.86	$21.08	$18.78	$18.44

Total Return[5]
Based on net asset value	(0.94)%	[6]	(0.37)% [4]	4.73%	13.26%	4.52%	1.84%

Ratios to Average Net Assets
Total expenses	1.48%	[7,8]	1.48%	1.47%	1.48%	1.51%	1.47%

Total expenses after fees waived	1.40%	[7,8]	1.40%	1.38%	1.39%	1.43%	1.38%

Total expenses after fees waived and excluding interest expense, dividend expense and stock loan fees	1.39%	[7,8]	1.40%	1.38%	1.39%	1.43%	1.38%

Net investment income	0.83%	[7,8]	0.67%	0.99%	0.74%	0.97%	1.11%

Supplemental Data
Net assets, end of period (000)	$1,178,885		$1,186,678	$1,269,833	$1,296,522	$1,171,179	$1,077,174

Portfolio turnover rate[9]	53%		84%	75%	50%	39%	31%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

For financial reporting purposes, the market value of certain investments was adjusted as of the report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published on October 31, 2015.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

[8]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01% for the six months ended April 30, 2016.

[9]	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011

Portfolio turnover rate (excluding MDRs)	51%	82%	—	—	—	—

See Notes to Consolidated Financial Statements.

40	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

Notes to Consolidated Financial Statements (Unaudited)

1. Organization:

BlackRock Global Allocation Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is registered as a diversified, open-end management investment company. The Fund is organized as a Maryland Corporation.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor B Shares are only available through exchanges and distribution reinvestments by current holders and for purchase by certain employer-sponsored retirement plans. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are available only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class R Shares	No	No		None
Investor A Shares	Yes	No	[1]	None
Investor B Shares	No	Yes		To Investor A Shares after approximately 8 years
Investor C Shares	No	Yes		None

[1]	Investor A Shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by Manager or its affiliates, is included in a complex of open-end funds referred to as the Equity-Bond Complex.

Basis of Consolidation: The accompanying consolidated financial statements include the account of BlackRock Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), which is a wholly owned subsidiary of the Fund and primarily invests in commodity-related instruments and other derivatives. The Subsidiary enables the Fund to hold these commodity-related instruments and other derivatives and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. The accompanying Consolidated Schedule of Investments and Consolidated financial statements of the Fund includes the position and account, respectively, of its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Subsidiary may invest without limitation in commodity-related instruments.

2. Significant Accounting Policies:

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: The Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where the Fund enters into certain investments (dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written, swaps and short sales) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016	41

Notes to Consolidated Financial Statements (continued)

future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Consolidated Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Fund (the “Board”). The Global Valuation Committee is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.

42	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

Notes to Consolidated Financial Statements (continued)

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•

The Fund values its investment in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

Credit-Linked Notes are valued utilizing quotes received daily by the Fund’s pricing service or through brokers. The Fund’s pricing service utilizes daily credit curves and valuation models that incorporate a number of market data factors, such as the performance of reference entities, trades and price of the underlying reference instruments.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

•	To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016	43

Notes to Consolidated Financial Statements (continued)

(vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for the Fund’s investments and derivative financial instruments have been included in the Consolidated Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Fund may subsequently have to reinvest the proceeds at lower interest rates. If the Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie

44	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

Notes to Consolidated Financial Statements (continued)

Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds: Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle the Fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and the Fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for the Fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016	45

Notes to Consolidated Financial Statements (continued)

premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of the Fund’s investment policies.

When the Fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. The Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the Participation. The Fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

Forward Commitments and When-Issued Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, TBA commitments may be entered into by the Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Typically, the Fund is permitted to sell, repledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to the Fund is not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and

46	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

Notes to Consolidated Financial Statements (continued)

repurchase, the Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Short Sale Transactions: In short sale transactions the Fund sells a security it does not hold in anticipation of a decline in the market price of that security. When the Fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, the Fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Consolidated Statement of Assets and Liabilities. Securities segregated as collateral are denoted in the Consolidated Schedule of Investments. The Fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. The Fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the Consolidated Statement of Operations. The Fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as stock loan fees in the Consolidated Statement of Operations. The Fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which the Fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that the Fund will be able to close out a short position at a particular time or at an acceptable price.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Fund’s Consolidated Schedule of Investments, and the value of any related collateral are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016	47

Notes to Consolidated Financial Statements (continued)

As of period end, the following table is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
BMO Capital Markets Corp.	$1,886,424	$(1,886,424)	—
BNP Paribas S.A.	$1,461,620	$(1,461,620)	—
Citigroup Global Markets, Inc.	$52,696,968	$(52,696,968)	—
Credit Suisse Securities (USA) LLC	$45,465,632	$(45,465,632)	—
Deutsche Bank Securities , Inc.	$1,800,000	$(1,800,000)	—
Goldman Sachs & Co.	$55,768,006	$(55,768,006)	—
JP Morgan Securities LLC.	$38,989,937	$(38,989,937)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$35,171,802	$(35,171,802)	—
Morgan Stanley & Co. LLC	$36,728,052	$(36,728,052)	—
State Street Bank & Trust Co.	$42,267,117	$(42,267,117)	—
UBS Securties LLC	$7,573,089	$(7,573,089)	—

Total	$319,808,647	$(319,808,647)	—

[1]

Collateral with a value of $331,860,268 has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: The Fund invests in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to gain or reduce exposure, to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market.

48	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

Notes to Consolidated Financial Statements (continued)

The daily change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: The Fund purchases and writes call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuations in market value, are included in investments at value — unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

•

Swaptions — The Fund purchases and writes options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

•

Foreign Currency options — The Fund purchases and writes foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

•	Barrier options — The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.

The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options and up-and-out options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date.

The Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk).

These options may consist of single or multiple OTC options which are priced as a single instrument. They may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on the specific index with an initial reference strike price. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to, the counterparty depending on the value of the underlying index at exercise.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016	49

Notes to Consolidated Financial Statements (continued)

In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

As of April 30, 2016 the value of portfolio securities subject to covered call options written was $1,745,153,146.

Swaps: The Fund enters into swap contracts to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Consolidated Statement of Operations.

•

Credit default swaps — The Fund enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk).

The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — The Fund enters into total return swaps to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

•	Interest rate swaps — The Fund enters into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk (interest rate risk).

50	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

Notes to Consolidated Financial Statements (continued)

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•	Currency swaps — The Fund enters into currency swaps to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

•

Forward swaps — The Fund enters into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016	51

Notes to Consolidated Financial Statements (continued)

The Fund entered into an Investment Advisory Agreement with the Manager, the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee, which is determined by calculating a percentage of the Fund’s average daily net assets, based on an annual rate of 0.75%.

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, which includes the assets of the Subsidiary.

Service and Distribution Fees

The Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Investor A	Investor B	Investor C	Class R
Service Fee	0.25%	0.25%	0.25%	0.25%
Distribution Fee	—	0.75%	0.75%	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the six months ended April 30, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A	Investor B	Investor C	Class R	Total
$18,598,999	$765,939	$64,249,859	$2,876,471	$86,491,268

Transfer Agent

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended April 30, 2016, the Fund paid the following amounts to affiliates of BlackRock in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended April 30, 2016, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:

Institutional	Investor A	Investor B	Investor C	Class R	Total
$26,006	$140,441	$3,233	$100,324	$3,911	$273,915

For the six months ended April 30, 2016, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Institutional	Investor A	Investor B	Investor C	Class R	Total
$8,263,229	$8,690,688	$129,129	$6,787,964	$1,096,596	$24,967,606

Other Fees

For the six months ended April 30, 2016, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $573,943.

For the six months ended April 30, 2016, affiliates received CDSCs as follows:

Investor A	Investor B	Investor C	Total
$188,979	$2,987	$458,075	$650,041

52	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

Notes to Consolidated Financial Statements (continued)

Waivers and Reimbursements

The Manager voluntarily agreed to waive a portion of its fees payable by the Fund, which is included in fees waived by the Manager in the Consolidated Statement of Operations. Such fee was reduced for average daily net assets as follows:

First $10 Billion	0.75%
In excess of $10 Billion, but not exceeding $15 Billion	0.69%
In excess of $15 Billion, but not exceeding $20 Billion	0.68%
In excess of $20 Billion, but not exceeding $25 Billion	0.67%
In excess of $25 Billion, but not exceeding $30 Billion	0.65%
In excess of $30 Billion, but not exceeding $40 Billion	0.63%
In excess of $40 Billion, but not exceeding $60 Billion	0.62%
In excess of $60 Billion, but not exceeding $80 Billion	0.61%
Greater than $80 Billion	0.60%

For the six months ended April 30, 2016, the Manager waived $18,758,246, which is included in fees waived by the Manager in the Consolidated Statement of Operations. This voluntary waiver may be reduced or discontinued at any time without notice.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Fund’s investment in other affiliated investment companies, if any. This amount is included in fees waived by the Manager in the Consolidated Statement of Operations. For the six months ended April 30, 2016, the amount waived was $4,740.

For the six months ended April 30, 2016, the Fund reimbursed the Manager $271,231 for certain accounting services, which is included in accounting services in the Consolidated Statement of Operations.

Securities Lending

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by the Fund.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income as follows: 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by the Fund is shown as securities lending — affiliated — net in the Consolidated Statement of Operations. For the six months ended April 30, 2016, the Fund paid BIM $1,606,409 for securities lending agent services.

Officer and Directors

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Officer and Directors in the Consolidated Statement of Operations.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016	53

Notes to Consolidated Financial Statements (continued)

Other Transactions

The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common directors. For the six months ended April 30, 2016, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales
$32,284,301	$33,182,792

7. Purchases and Sales:

For the six months ended April 30, 2016, purchases and sales of investments including paydowns and mortgage dollar rolls and excluding short-term securities were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$15,390,145,180	$15,506,982,189
U.S. Government Securities	$9,188,817,204	$5,837,190,208

Purchases and sales related to mortgage dollar rolls for the six months ended April 30, 2016 were as follows:

	Purchases	Sales
MDRs	$645,276,340	$649,272,911

8. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended October 31, 2015. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$46,539,717,991

Gross unrealized appreciation	$5,394,725,655
Gross unrealized depreciation	(2,706,818,650)

Net unrealized appreciation	$2,687,907,005

9. Bank Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, a fee per annum was 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Consolidated Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended April 30. 2016, the Fund did not borrow under the credit agreement.

54	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

Notes to Consolidated Financial Statements (continued)

10. Principal Risks:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers of securities owned by the Fund. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Counterparty Credit Risk: Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.

With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Consolidated Schedule of Investments.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016	55

Notes to Consolidated Financial Statements (concluded)

As of period end, the Fund’s investments had the following industry classifications:

Industry	Percent of Long-Term Investments
Bank	6%
Oil, Gas & Consumable Fuels	5
Pharmaceuticals	5
Other[1]	84

[1]	Consists of U.S. Treasury Obligations and Foreign Government Obligations (25%), all other industries less than 5% of long-term investments (59%).

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30, 2016		Year Ended October 31, 2015
	Shares	Amount	Shares	Amount
Institutional
Shares sold	136,079,695	$2,435,924,676	198,137,831	$4,033,806,809
Shares issued to shareholders in reinvestment of distributions	84,341,321	1,500,432,396	88,541,465	1,742,728,283
Shares redeemed	(197,764,571)	(3,604,846,332)	(283,809,571)	(5,808,229,917)

Net increase (decrease)	22,656,445	$331,510,740	2,869,725	$(31,694,825)

Investor A
Shares sold	56,358,361	$1,012,161,107	104,279,701	$2,114,934,349
Shares issued to shareholders in reinvestment of distributions	68,832,802	1,218,341,676	72,294,043	1,414,821,009
Shares redeemed	(114,152,883)	(2,059,090,438)	(187,819,520)	(3,805,078,899)

Net increase (decrease)	11,038,280	$171,412,345	(11,245,776)	$(275,323,541)

Investor B
Shares sold	18,927	$332,638	79,111	$1,568,173
Shares issued to shareholders in reinvestment of distributions	757,798	13,087,172	1,204,126	22,986,730
Shares redeemed	(3,855,688)	(67,001,293)	(7,206,587)	(143,331,269)

Net decrease	(3,078,963)	$(53,581,483)	(5,923,350)	$(118,776,366)

Investor C
Shares sold	35,073,255	$568,557,368	73,316,764	$1,366,789,759
Shares issued to shareholders in reinvestment of distributions	68,596,464	1,106,462,321	70,612,958	1,268,717,235
Shares redeemed	(115,932,118)	(1,907,055,125)	(165,020,273)	(3,074,566,720)

Net decrease	(12,262,399)	$(232,035,436)	(21,090,551)	$(439,059,726)

Class R
Shares sold	10,493,376	$180,311,862	13,860,593	$268,625,117
Shares issued to shareholders in reinvestment of distributions	5,935,563	100,548,434	5,734,133	107,765,431
Shares redeemed	(10,297,085)	(176,644,143)	(17,907,156)	(349,827,886)

Net increase	6,131,854	$104,216,153	1,687,570	$26,562,662

Total Net Increase (decrease)	24,485,217	$321,522,319	(33,702,382)	$(838,291,796)

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

56	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

Officers and Directors

Robert M. Hernandez, Chair of the Board and Director

Fred G. Weiss, Vice Chair of the Board and Director

James H. Bodurtha, Director

Bruce R. Bond, Director

Valerie G. Brown, Director

Donald W. Burton, Director

Honorable Stuart E. Eizenstat, Director

Robert Fairbairn, Director

Kenneth A. Froot, Director

Henry Gabbay, Director

John F. O’Brien, Director

Donald C. Opatrny, Director

Roberta Cooper Ramo, Director

David H. Walsh, Director

John M. Perlowski, Director, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective May 6, 2016, Valerie G. Brown resigned as a Director of the Fund.

Effective May 10, 2016, Kenneth A. Froot resigned as a Director of the Fund.

On June 2, 2016, the Board appointed Henry R. Keizer as a Director of the Fund, effective July 28, 2016.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Custodian Brown Brothers Harriman & Co. Boston, MA 02109	Distributor BlackRock Investments, LLC New York, NY 10022	Address of the Fund 100 Bellevue Parkway Wilmington, DE 19809

	Transfer Agent BNY Mellon Investment Servicing (U.S.) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116

	Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016	57

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

58	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2016	59

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

GA-4/16-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: July 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: July 1, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: July 1, 2016

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